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QUANT FUNDS

PROSPECTUS

AUGUST 1, 2002

U.S. EQUITY FUNDS

  Quant Small Cap Fund
  Quant Mid Cap Fund
  Quant Growth and Income Fund

INTERNATIONAL EQUITY FUNDS

  Quant Emerging Markets Fund
  Quant Foreign Value Fund

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
         THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES
      AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                                           Quant Small Cap Fund
                                                             Quant Mid Cap Fund
                                                   Quant Growth and Income Fund
                                                    Quant Emerging Markets Fund
                                                       Quant Foreign Value Fund

55 Old Bedford Road                                                 PROSPECTUS
Lincoln, Massachusetts 01773                                    August 1, 2002
1-800-326-2151
www.quantfunds.com

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TABLE OF CONTENTS                                                         Page

Fund Summaries                             2
Summary of Fees and Expenses               5
Investment Policies and Related Risks      7
Management of the Funds                    9
How to Invest                             11
How to Make Exchanges                     15
How to Redeem                             15
Calculation of Net Asset Value            17
Dividends, Distributions, and Taxation    17
Other Information                         18
Financial Highlights                      18

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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FUND SUMMARIES

                               U.S. Equity Funds

Investment Objective

Quant Small Cap Fund ("Small Cap Fund") seeks maximum long-term capital appreciation.

Quant Mid Cap Fund ("Mid Cap Fund") seeks long-term growth of capital.

Quant Growth and Income Fund ("Growth and Income Fund") seeks long-term growth of capital and income.

Principal Investment Strategies

Under normal market conditions, each U.S. Equity Fund invests at least 80% of its total assets in common stocks. The Small Cap Fund will invest at least 80% of its assets in stocks of small-sized companies, generally with less than $5 billion in market capitalization. The Mid Cap Fund will invest at least 80% of its total assets in stocks of mid-sized companies, generally between $1 billion and $15 billion in market capitalization. The Growth and Income Fund mainly invests in stocks of larger companies, generally with greater than $1.5 billion in market capitalization that are currently paying dividends. Each of the Fund's advisors employs a "quantitative" investment approach to selecting investments among other considerations. Investment advisors using this approach to investing utilize computer analysis and financial databases to assist in the stock selection process.

Principal Risks

The main risks that could adversely affect the value of one of the U.S. Equity Fund's shares and the total return on your investment include:

   o The risk that the stock price of one or more of the companies in a Fund's portfolio will fall, or will fail to appreciate as anticipated by the Fund's advisor. Many factors can adversely affect a stock's performance. Each of the U.S. Equity Funds is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act") that means that it may invest a higher percentage of its assets in a smaller number of issuers. This risk may be accentuated to the extent that a "non-diversified" Fund invests in a limited number of issuers. This risk is greater for smaller companies that are the primary investment vehicles for the Small Cap Fund, which tend to be more vulnerable to adverse developments.

   o The risk that movements in the securities markets will adversely affect the price of a Fund's investments, regardless of how well the companies in which a Fund invests perform.

The Funds may invest in American Depository Receipts ("ADRs"). Although ADRs are traded in the U.S., there is more risk involved with investments in ADRs due to their underlying foreign securities (see a description of foreign investment risks listed below).

You can lose money by investing in the Funds. The Funds may not achieve their goals, and none of the individual Funds are intended as complete investment programs. An investment in a fund is NOT a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              International Funds

Investment Objective

Quant Emerging Markets Fund ("Emerging Markets Fund") seeks long-term growth of capital.

Quant Foreign Value Fund ("Foreign Value Fund") seeks long-term capital growth and income.

Principal Investment Strategies

Under normal market conditions, the Foreign Value Fund invests at least 80% of its total assets in common stocks of issuers that have their principal activities in foreign markets and may invest a portion of their assets in emerging markets. Foreign markets include those markets primarily outside of the United States. Emerging markets include those countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging countries generally are considered to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and the nations in Western Europe (other than Greece, Portugal and Turkey).

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The Foreign Value Fund invests mainly in value stocks that the Fund's advisor believes are currently undervalued compared to their true worth. The Emerging Markets Fund invests at least 80% of its total assets in common stocks of issuers that have their principal activities in emerging markets. Each of the Fund's advisors employs a "quantitative" investment approach, in addition to other methods, to selecting investments. Investment advisors using this approach to investing rely on computer models and financial databases to assist in the stock selection process.

Principal Risks

The main risks that could adversely affect the value of one of the International Fund's shares and the total return on your investment include the same risks as the U.S. Equity Funds and, in addition:

   o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. An investment in the Emerging Markets Fund should be regarded as speculative and is subject to special risks that should be considered carefully by potential investors.

   o Each of the Funds is "non-diversified" under the 1940 Act that means it may invest a higher percentage of its assets in a smaller number of issuers. The risk that a company's stock price will fall may be accentuated to the extent that a "non-diversified" Fund invests in a limited number of issuers.

The Funds may invest in American Depository Receipts ("ADRs"). Although ADRs are traded in the U.S., there is more risk involved with investments in ADRs due to their underlying foreign securities (see a description of foreign investment risks listed below).

You can lose money by investing in the Funds. The Funds may not achieve their goals, and none of the individual Funds are intended as complete investment programs. An investment in a Fund is NOT a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar charts and tables indicate some of the risks of investing in the U.S. Equity and International Funds (each a "Fund" and collectively the "Funds") by showing changes in the Funds' performance over time. The tables also compare the Funds' performance to a broad measure of market performance that reflects the type of securities in which the Funds invest. Of course, past performance does not necessarily indicate how the Funds will perform in the future. Because the chart and table reflect calendar year performance, the numbers will differ from those in the "Financial Highlights" table later in the Prospectus and in the Funds' shareholder reports, which are based on the Funds' fiscal year end of March 31.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. After-tax returns on distributions and sales may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

The bar charts show changes in the annual total returns of the Funds' Ordinary Shares for the past ten years, or a shorter period of time if a fund has not been in existence for ten years. Returns in the bar charts do not reflect the 1% deferred sales charge applicable to the Ordinary Shares of certain Funds as described in the Summary of Fees and Expenses table below. The contingent deferred sales charge, if reflected, would reduce the returns of the Funds. Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes. The average annual total return tables following the bar charts reflect the deferred sales charge for all Funds except for the Mid Cap Fund. The average annual total return tables compare each class of the Funds to indexes that invest in comparable types of stocks. Unlike the Funds, the indexes are not actively managed. Investment returns for the indexes assume the reinvestment of dividends paid on stocks comprising the indexes.

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Quant Small Cap Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

 1993     1994    1995     1996     1997    1998    1999     2000    2001
28.87%   4.31%   34.96%   23.34%   7.21%   0.38%   32.02%   7.59%   -2.27%

The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2002 is -15.56%.

Best Quarter:   Q4 1999:  32.35%
Worst Quarter:  Q3 1998: -20.08%

Average Annual Total Returns for the periods ended
December 31, 2001

                               1 Year      5 Years              Inception
Ordinary Shares
   Before Taxes                -3.25%       8.14%            16.64% (8/3/92)
Ordinary Shares After
   Taxes on Distributions      -3.25%       6.18%            13.49% (8/3/92)
Ordinary Shares After
   Taxes on Distributions
   and Sale of Fund
   Shares                      -2.36%       5.78%            12.70% (8/3/92)
Russell 2000 Index              2.49%       7.52%            11.93% (8/3/92)
Institutional Shares
   Before Taxes                -1.81%       8.89%            14.97% (1/6/93)
Russell 2000 Index              2.49%       7.52%             9.24% (1/6/93)

The Russell 2000 Index is comprised of the bottom two-thirds of the largest 3,000 publicly traded companies in the United States. It is widely recognized as representative of the general market for small company stocks.

Quant Mid Cap Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

 1996        1997        1998         1999        2000        2001
27.45%      28.63%      12.71%       30.88%       8.07%     -15.88%

The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2002 is -16.08%.

Best Quarter:   Q1 2000:  28.47%
Worst Quarter:  Q3 2001: -22.60%

Average Annual Total Returns for the periods ended
December 31, 2001

                               1 Year        5 Years                Inception
Ordinary Shares
   Before Taxes                -15.88%       11.52%             16.29% (3/20/95)
Ordinary Shares After
   Taxes on Distributions      -15.89%        8.09%             13.83% (3/20/95)
Ordinary Shares After
   Taxes on Distributions
   and Sales of Fund
   Shares                       -9.66%        8.34%             13.53% (3/20/95)
S&P 400 Index                   -0.60%       16.12%             18.06% (3/20/95)
Institutional Shares
   Before Taxes                -15.66%       11.84%             16.29% (4/17/95)
S&P 400 Index                   -0.60%       16.12%             14.85% (4/17/95)

The S&P 400 Index is comprised of stocks outside the large capitalization bias of the S&P 500, which are chosen by Standard & Poor's for their size and industry characteristics. It is widely recognized as representative of the general market for stocks with medium capitalizations.

Quant Growth and Income Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
6.33%  11.87%  -0.66%  29.45%  18.81%  36.67%  29.54%  41.12%  -16.85%  -18.08%


The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2002 is -17.05%.

Best Quarter:   Q4 1999:  38.23%
Worst Quarter:  Q3 2001: -19.50%

Average Annual Total Returns for the periods ended
December 31, 2001

                                1 Year         5 Years      10 Years
Ordinary Shares*
   Before Taxes                 -18.90%        11.00%       11.84%
Ordinary Shares After
   Taxes on Distributions       -19.46%         7.69%        8.00%
Ordinary Shares After
   Taxes on Distributions
   and Sale of Fund Shares      -11.37%         8.72%        8.57%
S&P 500 Index                   -11.89%        10.70%       12.94%
Institutional Shares*
   Before Taxes                 -17.66%        11.78%       12.52%
S&P 500 Index                   -11.89%        -1.03%       12.94%

The S&P 500 Index is comprised of stocks chosen by Standard & Poor's for their size and industry characteristics. It is widely recognized as representative of the general market for stocks in the United States.
-----------------
* The inception date for the Ordinary Shares is 5/6/85. The inception date for the Institutional Shares is 3/25/91.

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Quant Emerging Markets Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

 1995        1996        1997         1998        1999        2000         2001
-2.26%       8.75%      -9.30%      -21.64%      58.52%     -27.87%       -0.96%

The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2002 is -1.05%.

Best Quarter:  Q2 1999:  23.67%
Worst Quarter: Q3 2001: -18.51%

Average Annual Total Returns for the periods ended
December 31, 2001

                            1 Year     5 Years              Inception
Ordinary Shares
   Before Taxes             -1.95%      -4.43%          -4.87% (9/30/94)
Ordinary Shares After
   Taxes On
   Distributions            -2.26%      -4.59%          -4.98% (9/30/94)
Ordinary Shares After
   Taxes on Distributions
   and Sale of Fund
   Shares                   -1.58%      -3.60%          -3.86% (9/30/94)
EMF Index                   -2.54%      -5.77%          -5.76% (9/30/94)
Institutional Shares
   Before Taxes             -0.42%      -4.01%          -3.26%  (4/2/96)
EMF Index                   -2.54%      -5.77%          -4.69%  (4/2/96)

The Morgan Stanley Capital International Emerging Markets Free ("EMF") Index is comprised of stocks located in emerging market countries other than the United States. It is widely recognized as representative of the general market for emerging markets.

Quant Foreign Value Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

        1999        2000        2001
       13.69%      -7.38%      -3.41%

The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2002 is 11.58%.

Best Quarter:  Q4 2001:  16.65%
Worst Quarter: Q3 2001: -18.13%

Average Annual Total Returns for the periods ended
December 31, 2001

                                       1 Year               Inception
Ordinary Shares
   Before Taxes                       -4.38%           -3.69%  (5/15/98)
Ordinary Shares After
   Taxes on
   Distributions                      -4.47%           -4.11%  (5/15/98)
Ordinary Shares After
   Taxes on Distributions
   and Sale of Fund
   Shares                             -3.06%           -4.10%  (5/15/98)
EAFE Index                           -21.62%           -2.86%  (5/15/98)
Institutional Shares
   Before Taxes                        3.19%            1.48% (12/18/98)
EAFE Index                           -21.62%           -4.77% (12/18/98)

The Morgan Stanley Capital International Europe, Australasia, and Far East ("EAFE") Index is comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets.
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SUMMARY OF FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment)

                                                                                                 ORDINARY   INSTITUTIONAL
                                                                                                  SHARES       SHARES
                                                                                                ---------- --------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)               None         None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds) (Mid Cap Fund)       None(1)      None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds) (all other Funds)    1.00%        None

--------
(1) A deferred sales charge of 1% may be imposed on redemptions of Ordinary Shares of the Mid Cap Fund purchased before August 1, 1996, and through reinvestment of dividends on shares purchased before such date.

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Annual Fund Operating Expenses as a percentage of average net assets
(expenses that are deducted from Fund assets)

                                           Small Cap      Mid Cap      Growth and     Emerging Markets      Foreign
                                              Fund         Fund       Income Fund           Fund           Value Fund
Ordinary Shares
Management Fee                                1.00%         1.00%         .75%            .80%                1.00%
 Distribution and/or Service (12b-1) Fees      .50%          .25%         .50%            .50%                 .25%
 Other Expenses*                               .47%          .66%         .47%           1.01%                 .68%
Total Annual Fund Operating Expenses          1.97%         1.91%        1.72%           2.31%                1.93%

Institutional Shares
Management Fee                                1.00%         1.00%         .75%            .80%                1.00%
 Distribution and/or Service (12b-1) Fees     None          None          None           None                 None
 Other Expenses*                               .47%          .66%         .47%           1.01%                 .69%
Total Annual Fund Operating Expenses          1.47%         1.66%        1.22%           1.81%                1.69%

--------
 * The Funds have an expense offset arrangement that reduces their custodian fee based upon the amount of cash maintained by the Funds with the custodian. "Other expenses" in the table do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Quantitative Investment Advisors, Inc. doing business as ("d/b/a") Quantitative Advisors, the Funds' manager (the "Manager"), has contractually agreed to limit the total operating expenses of the Small Cap and Growth and Income Funds to 2.00% of their average net assets, without giving effect to custody credits, if applicable. This agreement limits expenses at the Fund level and not at the individual share class level. Accordingly, the fees of any individual class may be higher than the expense limitation because the expense limit calculation adds the expenses of the different classes together and then divides that number by the total average net assets of the Fund. The Manager also voluntarily has agreed to temporarily limit the total operating expenses of the Emerging Markets Funds to 2.25% of its average net assets, without giving effect to custody credits, if applicable. Expenses eligible for reimbursement under all applicable expense limitations do not include interest, taxes, brokerage commissions or extraordinary expenses. As a result, and as indicated above, total expenses may be higher than the expense limitation applicable for a Fund. The agreement to voluntarily waive the total expenses of the Emerging Markets Fund is subject to periodic review, and there is no guarantee that the Manager will continue to limit expenses of the Fund. Long-term shareholders owning Ordinary Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. The management fee paid to the Manager for managing the Small Cap Fund, the Mid Cap Fund and the Foreign Value Fund is higher than that paid by most other investment companies.

Example This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     Ordinary Shares                      Institutional Shares
                          1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
Small Cap Fund             $303      $728     $1178      $2431     $150      $465      $803     $1757
Mid Cap Fund               $194      $600     $1032      $2233     $169      $523      $902     $1965
Growth and Income Fund     $278      $652     $1051      $2168     $124      $387      $670     $1477
Emerging Markets Fund      $337      $830     $1349      $2776     $184      $569      $980     $2127
Foreign Value Fund         $299      $716     $1158      $2389     $172      $533      $918     $1998

             This Example assumes that you do not redeem your shares
                            at the end of the period:

                                       Ordinary Shares                        Institutional Shares
Small Cap Fund              $200      $618      $1062      $2296      $150      $465      $803      $1757
Mid Cap Fund                $194      $600      $1032      $2233      $169      $523      $902      $1965
Growth and Income Fund      $175      $542      $ 933      $2030      $124      $387      $670      $1477
Emerging Markets Fund       $234      $721      $1235      $2646      $184      $569      $980      $2127
Foreign Value Fund          $196      $606      $1042      $2254      $172      $533      $918      $1998

Each table does not reflect deferred sales charges on reinvested dividends. If the deferred sales charges were included, your costs would be higher.

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INVESTMENT POLICIES AND RELATED RISKS

What are the Funds' principal investment strategies and related risks?

U.S. Equity Funds

Quant Small Cap Fund seeks maximum long-term capital appreciation.

Quant Mid Cap Fund seeks long-term growth of capital.

Quant Growth and Income Fund seeks long-term growth of capital and income.

Under normal market conditions, each U.S. Equity Fund invests at least 80% of its total assets in common stocks. The Small Cap Fund invests at least 80% of its total assets in stocks of small-sized companies, generally with less than $5 billion in market capitalization. The Mid Cap Fund invests at least 80% of its assets in stocks of mid-sized companies, generally between $1 billion and $15 billion in market capitalization. The Growth and Income Fund mainly invests in stocks of large companies, with generally greater than $1.5 billion in market capitalization that are currently paying dividends.

International Funds

Quant Emerging Markets Fund

The Emerging Markets Fund seeks long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks of issuers that are located in emerging markets. The Fund generally will be invested in issuers in eight or more emerging markets. An emerging market is broadly defined as one with low to middle per capita income. The classification system used by Morgan Stanley Capital International Indices in determining the emerging markets of the world will be used to define the eligible universe of potential markets for investment.

Quant Foreign Value Fund

The Foreign Value Fund seeks long-term capital growth and income. Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks of issuers that have their principal activities in foreign markets. The Fund mainly invests in value stocks that the Fund's advisor believes are currently undervalued compared to their true worth. Generally, the Foreign Value Fund invests in companies located in Western Europe, Australia, and the larger capital markets of the Far East; however, the Fund may also invest without limit in issuers located in emerging markets.

All Funds

The Funds currently operate under a "manager of managers" system. The manager selects sub-advisors (the "Advisors") to execute the day-to-day investment strategy of the Funds and monitors the Advisors' performance. Each of the Funds' Advisors employs a "quantitative" investment approach, among other methods, to selecting investments. Investment advisors using this approach to investing rely on computer models and financial databases to assist in the stock selection process. Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors. With the benefit of these rankings, a Fund's Advisor can monitor a portfolio of securities for consistency with each individual Fund's investment objectives. A description of the risks associated with each Fund's main investment strategies follows.

Related Risks

Common Stocks. Common stocks represent ownership interests in companies. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting multiple companies in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

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Growth Stocks. Each Fund may invest in stocks of companies its Advisor believes have earnings that are likely to grow faster than the economy as a whole. These growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund's Advisor's assessment of the prospects for the company's earnings growth is wrong, or if its judgment about how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that the Fund's Advisor has placed on it.

Value Stocks. Each Fund, and the Foreign Value Fund primarily, may invest in companies that are not expected to experience significant earnings growth, but whose stock the Fund's Advisor believes is undervalued compared to its true worth. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund's Advisor's assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that the Fund's Advisor has placed on it.

Smaller Companies. Each of the Small Cap Fund and the Mid Cap Fund invests a substantial portion of its assets in small and medium-sized companies, including companies with market capitalization of less than $5 billion. These companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. There are no minimum market capitalizations for companies whose securities a Fund may purchase.

Foreign Investments. The International Funds may invest without limit in securities of foreign issuers. Foreign investments involve certain special risks, including:

   o Unfavorable changes in currency exchange rates: Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar.

   o Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases.

   o Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States.

   o Limited legal recourse: Legal remedies for investors such as the Funds may be more limited than those available in the United States.

   o Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means the Funds may at times be unable to sell these investments at desirable prices. For the same reason, the Funds may at times find it difficult to value their foreign investments.

   o Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments.

   o Lower yield: Common stocks of foreign companies have historically offered lower dividends than comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the Fund. The Funds' yields are therefore expected to be lower than yields of most funds that invest mainly in common stocks of U.S. companies. Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or to investments in U.S. companies that have significant foreign operations.

   o Emerging markets: Investing in emerging markets involves risks in addition to and greater than those

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       generally associated with investing in more developed foreign markets.
       The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties including potential expropriation and confiscatory taxation. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Accordingly, at times the Funds may find it even more difficult to value their emerging markets investments than the Funds' other international investments.

Depository Receipts. A depository receipt is a receipt traded on an investor's domestic market for the shares of a company traded in foreign capital markets. American Depository Receipts ("ADRs") are receipts of shares of a foreign-based company traded on a U.S. market. Instead of buying shares of foreign-based companies in overseas markets, U.S. investors can buy shares in the U.S. in the form of an ADR. Although traded in the U.S. markets, ADRs may be subject to the risks of their underlying foreign investments. Global Depositary Receipts ("GDRs") are receipts of shares of a company traded on a foreign market, typically emerging markets, and are generally traded on major foreign exchanges. GDRs allow investors to avoid potentially difficult and expensive trading on the issuing company's home exchange. Because the companies issuing GDRs are not as well established and do not use the same accounting system as more developed markets, their stocks tend to be more volatile and less liquid.

Other Investments. In addition to the principal investment strategies described above, each Fund may also make other types of investments, such as investments in preferred stocks, convertible securities, fixed-income securities, or repurchase agreements and may also implement other strategies including selling securities short and entering into derivative transactions, and therefore may be subject to other risks, as described in the Fund's Statement of Additional Information ("SAI").

Alternative Strategies. At times each Fund's Advisor may judge that market conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. Each Fund's Advisor may then temporarily use alternative strategies that are mainly designed to limit the Fund's losses. Although each Fund's Advisor has the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its objective.

Changes in Policies. The Trustees may change each Fund's objective, investment strategies and other policies without shareholder approval, except as otherwise indicated. However, each Fund's policy of investing at least 80% of its assets in a particular type of investment may not be materially revised unless shareholders are notified at least 60 days in advance of the proposed change.

MANAGEMENT OF THE FUNDS

Under Massachusetts' law, the management of the Funds' business and affairs is the ultimate responsibility of the Board of Trustees of the Funds.

The Manager and the Advisors

The Funds are managed by Quantitative Investment Advisors, Inc. d/b/a Quantitative Advisors, 55 Old Bedford Road, Lincoln MA 01773 (the "Manager"), which handles the Funds' business affairs. The Manager may, subject to the approval of the Trustees, choose the investments of the Funds itself or, subject to the approval by the Trustees, select Advisors to handle the day-to-day investments of the Funds. The Manager currently employs Advisors to make the investment decisions and portfolio transactions for all of the Funds and supervises the Advisors' investment programs.

Day-to-day responsibility for investing the Funds' assets currently is provided by the Advisors described below. The Funds have received an exemptive order from the SEC that permits the Manager, subject to certain conditions, to enter into or amend an advisory contract with Advisors without obtaining shareholder approval. With Trustee approval, the Manager may employ a new Advisor for a Fund, change the terms of the advisory contracts, or enter into new advisory contracts with the Advisors. The Manager retains ultimate responsibility to oversee the Advisors and to recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the

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right to terminate the advisory contract applicable to that Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Advisor changes or other material amendments to an advisory contract that occur under these arrangements.

Quant Small Cap Fund
Quant Mid Cap Fund

Columbia Partners, LLC, Investment Management, 1775 Pennsylvania Ave., NW, Washington, DC 20006 ("Columbia Partners") serves as Advisor to the Small Cap Fund and the Mid Cap Fund. As of June 30, 2002 the firm had approximately $1.9 billion in assets under management for individual, pension plan and endowment accounts. Robert A. von Pentz, Chief Investment Officer, has headed Equity Investments since 1996, and manages the Mid Cap Fund. He and Rhys Williams manage the Small Cap Fund with Mr. Williams leading the day to day effort. Mr. von Pentz is a founder of Columbia Partners and previously served as chairman of the board and chief financial officer of Riggs Investment Management Corporation, where he worked from 1989 to 1995. Rhys Williams joined Columbia Partners in 1997, and served as a Senior Vice President at Prudential Securities prior to joining Columbia Partners.

Quant Growth and Income Fund

SSgA Funds Management, Inc. ("SSgA FM"), Two International Place, Boston, MA 02110, serves as Advisor to the Growth and Income Fund. SSgA FM is a wholly owned subsidiary of State Street Corporation, a publicly owned bank holding company. As of June 30, 2002, SSgA FM had over $61 billion in assets for registered investment companies. SSgA FM is one of the State Street Global Advisor companies ("SSgA"), comprised of all of the investment management affiliates of State Street Corporation. SSgA has managed the Growth and Income Fund continuously since the Fund's inception. In response to the Gramm-Leach-Bliley Act, SSgA created SSgA FM to provide investment advisory services to registered investment companies. The team at SSgA FM presently responsible for the daily management of the Growth and Income Fund includes, Steve McCarthy, CFA, Daniel Peirce, PhD and Joel Thomson. Mr. McCarthy is a Lead Portfolio Manager at SSgA FM and has been with SSgA since 1998. Prior to joining SSgA, Mr. McCarthy was a Portfolio Manager at Batterymarch Financial Management. Mr. Peirce has been with SSgA since 2000. Prior to joining SSgA, Mr. Peirce was a Managing Director for emerging markets research at Bank Boston. Mr. Thompson has been with SSgA since 2000. Prior to his role within SSgA, Mr. Thompson worked within State Street Corporation's Process Engineering Division as a Senior Consultant.

Quant Emerging Markets Fund

Independence Investment LLC, 53 State Street, Boston, MA 02109, formerly Independence International Associates, Inc. and Boston International Advisors, Inc. ("Independence"), serves as Advisor to the Emerging Markets Fund. As of June 30, 2002 the firm had $1.5 billion in assets under management in international portfolios of pension and endowment funds, among others. David P. Nolan, CFA, manages the Emerging Markets Fund. Mr. Nolan manages emerging markets and developed markets portfolios at Independence. He has been in the industry since 1984 and joined Independence in 1989. Previously, Mr. Nolan worked for The Boston Company and State Street Bank and Trust Company.

Quant Foreign Value Fund

Polaris Capital Management, Inc., 125 Summer Street, Boston, MA 02110 ("Polaris"), serves as Advisor to the Foreign Value Fund. As of June 30, 2002 the firm had over $100 million in assets under management for institutional clients and wealthy individuals. The Foreign Value Fund is managed by Bernard
R. Horn, Jr. Prior to founding Polaris in 1995, Mr. Horn worked as a portfolio manager at Horn & Company, Freedom Capital Management Corporation, and MDT Advisers, Inc.

Management and Advisory Fees

As compensation for services rendered, the Funds pay, and did pay for fiscal year ended March 31, 2002, the Manager a monthly fee at the annual rate of: 1% of the average daily net asset value of the Small Cap Fund, Mid Cap Fund and the Foreign Value Fund (this fee is higher than that paid by most other investment companies); 0.80% of the average daily net asset value of the Emerging Markets Fund; and 0.75% of the average daily net asset value of the Growth and Income Fund. From this fee, the Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisors of the individual Funds, if applicable. The Manager waived its fees as necessary consistent with the expense limitations discussed below.

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The Manager is contractually obligated to reduce its compensation paid with respect to the Small Cap Fund and Growth and Income Fund to the extent that a Fund's total expenses exceed 2% of average net asset value for any fiscal year. The Funds' Distribution Agreement calls for U.S. Boston Capital Corporation ("Distributor"), the Funds' Distributor, to reduce its fee similarly after the Manager's fee has been eliminated to meet the above expense limitation. The Manager has also agreed to assume expenses of those Funds if necessary in order to reduce its total expenses to no more than 2% of average net asset value for any fiscal year. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, and are calculated gross of custody credits, if applicable. Extraordinary expenses include, but are not limited to, the higher incremental costs of custody associated with foreign securities, litigation and indemnification expenses. The Distributor would not be required to reduce its compensation to the extent it is committed to make payments to non-affiliated entities for services in connection with the distribution of a Fund's shares. The Distributor, and in some cases the Manager, may make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

The Manager may voluntarily agree to limit the total operating expenses of a Fund for a period of time by waiving fees or reimbursing a Fund for an expense that it would otherwise incur. In such cases, the Manager may seek reimbursement from the Fund if the Fund's total operating expenses fall below that limit prior to the end of the Funds' fiscal year. The Manager voluntarily has agreed to waive fees or assume certain operating expenses of the Emerging Markets Funds in order to reduce the total expenses of the Fund to no more than 2.25% of the Fund's average net asset value. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses, and expenses are calculated gross of custody credits, if applicable. Extraordinary expenses include, but are not limited to, the higher incremental costs of custody associated with foreign securities, litigation and indemnification expenses. The agreement is subject to periodic review and there is no guarantee that the Manager will continue to limit these expenses in the future.

HOW TO INVEST

The Funds offer two classes of shares: Ordinary Shares and Institutional Shares. Ordinary Shares are available to all purchasers and are subject to a fee charged pursuant to Rule 12b-1 of the 1940 Act ("12b-1 fee") and in some cases a deferred sales charge as set forth below:

                        Deferred
Fund                  Sales Charge     12b-1 Fee
------------------   --------------   ----------
Small Cap              1.00%          0.50%
Mid Cap                0.00%(1)       0.25%
Growth & Income        1.00%          0.50%
Emerging Markets       1.00%          0.50%
Foreign Value          1.00%          0.25%

-----------------
(1) The deferred sales charge is not imposed on redemptions of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996, nor through reinvestment of dividends on shares purchased after such date.

Institutional Shares are available to limited classes of purchasers and are not subject to a sales charge, or on a "no-load" basis. See How to Redeem--Payment of Redemption Amount on page 16. Both classes of shares represent interests in the same portfolios of securities and each has the same rights, except that Ordinary Shares have exclusive voting rights with respect to the Funds' 12b-1 Plan, which is described below.

Classes of Shares

Ordinary Shares

The minimum initial investment is generally $2,500. However, you may make a minimum investment of $1,000 if you:

   o  participate in the Funds' Automatic Investment Plan;

   o  open a Uniform Gifts/Transfers to Minors account; or

   o open an Individual Retirement Account ("IRA") or an account under similar plan established under the Employee Retirement Income Security Act of 1974, or for any pension, profit sharing or other employee benefit plan or participant therein, whether or not the plan is qualified under Section 401 of the Internal Revenue Code, including any plan established under the Self-Employed Individuals Tax Retirement Act of 1962 (HR-10).

The Funds or the Distributor, at their discretion, may waive these minimums.

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You may make subsequent purchases in any amount, although the Funds or the
Distributor, at their discretion, reserve the right to impose a minimum at any time.

Institutional Shares

Institutional Shares of a Fund generally are available in minimum investments of $1,000,000 or more. You may only purchase Institutional Shares, subject to the $1,000,000 minimum, if you fall under one of the following classes of investors:

       (i) benefit plans with at least $10,000,000 in plan assets and 200 participants, that either have a separate trustee vested with investment discretion and certain limitations on the ability of plan beneficiaries to access their plan investments without incurring adverse tax consequences or which allow their participants to select among one or more investment options, including the fund; (ii) banks and insurance companies purchasing shares for their own account; (iii) a bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds purchasing for non-discretionary customers or accounts; (iv) certain fee paid registered investment advisors not affiliated with the Manager or Distributor purchasing on behalf of their clients; and (v) investors who hold Institutional Shares purchasing for existing Institutional Share accounts.

Clients of certain securities dealers not affiliated with the Distributor offering programs in which the client pays a separate fee to an advisor providing financial management or consulting services, including WRAP fee programs may purchase Institutional Shares subject to a minimum initial investment of $250,000 in the aggregate at the investment management level and/or $100,000 at the individual client level. The securities dealers offering WRAP fee or similar programs may charge a separate fee for purchases and redemptions of Institutional Shares. Neither the Fund, nor the Manager, nor the Distributor receives any part of the separate fees charged to clients of such securities dealers or financial advisors.

The following types of investors may also purchase Institutional Shares and are not subject to any minimum initial investment requirement:

       (i) any state, county, city, or any instrumentality, department, authority, or agency of these entities or any trust, pension, profit-sharing or other benefit plan for the benefit of the employees of these entities which is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company; and (ii) officers, partners, trustees or directors and employees of the Funds, the Funds' affiliated corporations, or of the Funds' Advisors and their affiliated corporations (a "Fund Employee"), the spouse or child of a Fund Employee, a Fund Employee acting as custodian for a minor child, any trust, pension, profit-sharing or other benefit plan for the benefit of a Fund Employee or spouse and maintained by one of the above entities, the employee of a broker-dealer with whom the Distributor has a sales agreement or the spouse or child of such employee. To qualify for the purchase of Institutional Shares, Fund Employees and other persons listed in section (ii) must provide Quantitative Institutional Services, the Funds' Transfer Agent, with a letter stating that the purchase is for their own investment purposes only and that the shares will not be resold except to the Funds.

Institutional Shares are not subject to any sales charges, including fees pursuant to the Funds' 12b-1 Plan. Investments in Institutional Shares require a special Account Application. Please call 1-800-326-2151 for an Application.

Distributor and Distribution Plan

U.S. Boston Capital Corporation is the principal distributor of the Funds' shares.

The Funds have adopted a distribution plan under Rule 12b-1 to pay for the marketing and distribution of Fund shares and for services provided to shareholders of the Funds' Ordinary Shares as described above. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. The fee is not directly tied to the Distributor's expenses. If expenses exceed the Distributor's fees, the Funds are not required to reimburse the Distributor for excess expenses; if the Distributor's fees exceed the expenses of distribution, the Distributor may realize a profit.

Making an Initial Investment

You may purchase shares of each class of a Fund at the per share net asset value of shares of such class next

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determined after your purchase order is received by the Fund. Orders received prior to the close of regular trading on the New York Stock Exchange ("NYSE") (ordinarily 4:00 p.m., Eastern Standard time), will receive that evening's closing price, unless such trade is placed as a result of an online purchase through the Quant Funds' web site in which case the trade will receive the price next determined after the money requested from the customers' bank via the Automated Clearing House ("ACH") system are received by the Funds' transfer agent. The Funds will accept orders for purchases of shares on any day on which the NYSE is open. See Calculation of Net Asset Value on page 17. The offering of shares of the Funds, or of any particular Fund, may be suspended from time to time, and the Funds reserve the right to reject any specific order.

You must provide the Fund with a completed Account Application for all initial investments, a copy of which may be obtained by calling 1-800-326-2151, or online at www.quantfunds.com. If you wish to have telephone exchange or telephone redemption privileges for your account, you must elect these options on the Account Application. You should carefully review the Application and particularly consider the discussion in this Prospectus regarding the Funds' policies on exchanges of Fund shares and processing of redemption requests. Some accounts, including IRA accounts, require a special Account Application. See Investment Through Tax Deferred Retirement Plans on page 14. For further information, including assistance in completing an Account Application, call the Funds' toll-free number 1-800-326-2151. Shares may not be purchased by facsimile request or by electronic mail.

Investments by Check

You may purchase shares of the Funds by sending a check payable in U.S. dollars to Quant Funds specifying the name(s) of the Fund(s) and amount(s) of investment(s), together with the appropriate Account Application (in the case of an initial investment) to:

                                  Quant Funds
                           Attention: Transfer Agent
                              55 Old Bedford Road
                         Lincoln, Massachusetts 01773

If you buy shares with a check that does not clear, your account may be subject to extra charges to cover collection costs. Third party checks will generally not be accepted.

Internet Transactions

Investors may make subsequent investments in their accounts through the Quant Funds' web site. To utilize this service, you will need a web browser (presently Netscape version 1.2 or higher, or Internet Explorer version 2.0 or higher) and the ability to utilize the Quant Funds' web site. Quant Funds will accept Internet purchase instructions only if the purchase price is paid to Quant Funds through debiting your bank account. Quant Funds imposes a limit of $10,000 on Internet purchase transactions and shareholders may only redeem shares purchased via the Quant Funds web site in writing or by calling the Quant Funds shareholder service line at 1-800-326-2151. Regardless of the method of redemption, for the first 90 days after the purchase of shares is made over the Internet, such shares will be paid only via ACH to the same bank account from which the payment to Quant Funds originated. If the bank account number changes during such 90 days, the shareholder must provide the Quant Funds with a signature guaranteed letter of instruction from a bank or a qualified broker/dealer changing the bank account number prior to such redemption. To open an account, you may download an application from the web site, complete it by hand, and mail it to Quant Funds, along with a check. Purchases made by check must wait 15 days prior to being liquidated, however, such shares are not subject to the other restrictions noted above.

Quant Funds employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the Quant Funds' web site, you will need your Social Security Number and an alphanumeric password. If Quant Funds follows these procedures, neither Quant Funds, its affiliates, nor any Fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow Quant Funds' security procedures. By entering into the user's agreement with Quant Funds through our web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to Quant Funds that result in a loss to you.

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Quant Funds, as a registered investment company with five fund series, is required to disclose its policy regarding the disclosure of nonpublic personal information of its shareholders.

Quant Funds may collect nonpublic personal information about you from sources such as:

   o  Information we receive from you on applications, forms and interviews; and

   o  Information about your related transactions with others or us.

It is our policy not to disclose any nonpublic information about you, except as required by law.

Our policy of non-disclosure applies even if you should become an inactive shareholder.

It is the policy of Quant Funds to restrict access to your personal and account information to those financial providers who need to know that information to provide products or services to you. Quant Funds maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Automatic Investment Plan

You may participate in the Automatic Investment Plan for the Funds by completing the appropriate section of the Account Application and enclosing a minimum investment of $1,000 per Fund. You must also authorize an automatic withdrawal of at least $100 per account from your checking, Negotiated Order of Withdrawal ("NOW") or similar account each month to purchase shares of a Fund. You may cancel the Plan at any time, but your request must be received five business days before the next automatic withdrawal (generally the 20th of each month) to become effective for that withdrawal. Requests received fewer than five business days before a scheduled withdrawal will take effect with the next scheduled withdrawal. The Funds or the Transfer Agent may terminate the Automatic Investment Plan at any time.

Investments by Wire

If you wish to buy shares by wire, please contact the Transfer Agent at 1-800-326-2151 or your dealer or broker for wire instructions. For new accounts, you must provide a completed Account Application before, or at the time of, payment. To ensure that a wire is credited to the proper account, please specify your name, the name(s) of the Fund(s) and class of shares in which you are investing, and your account number. A bank may charge a fee for wiring funds.

Investments through Brokers

Ordinary Shares may be purchased through any securities dealer with whom the Distributor has a sales agreement. Orders received by the Distributor from dealers or brokers will receive that evening's closing price if the orders were received by the dealer or broker prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern Standard time) and are transmitted to and received by the Distributor prior to its close of business that day.

Exchange of Securities for Shares of the Fund

At the discretion of the Manager and relevant Advisors, you may purchase shares of a Fund in exchange for securities of certain companies, consistent with the Fund's investment objectives. Additional information regarding this option is contained in the Statement of Additional Information.

Subsequent Investments

If you are buying additional shares in an existing account, you should identify the Fund and your account number. If you do not specify the Fund, we will return your check to you. If you wish to make additional investments in more than one Fund, you should provide your account numbers and identify the amount to be invested in each Fund. You may pay for all purchases with a single check. Additional shares may be purchased online via ACH payment as well.

Investments through Tax-Deferred Retirement Plans

Retirement plans offer you a number of benefits, including the chance to shelter investment income and capital gains. Contributions to a retirement plan also may be tax deductible. Custodial retirement accounts, including IRAs, Rollover IRAs, Roth IRAs, Educational IRAs, Simplified Employee Pension Plans (SEP-IRAs), and 403(b) Accounts for employees of tax-exempt institutions (including schools, hospitals and charitable organizations) require a special Account Application. Please call 1-800-326-2151 for assistance. State Street Bank and Trust Company acts as custodian for the Funds' tax-deferred accounts. Custodial accounts are subject to specific fees. You may open other types of tax-deferred accounts, including accounts established by a Plan Sponsor under
Section 401(k) of the

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Internal Revenue Code for employee benefit plans, using the attached Account
Application.

HOW TO MAKE EXCHANGES

You can exchange all or a portion of your shares between Funds within the same class, subject to the applicable minimum. You may not exchange from one class of shares to another class of shares of the same or a different Fund. There is no fee for exchanges. However, if you exchange shares of a Fund subject to the deferred sales charge for the no-load Ordinary Shares of the Mid Cap Fund, you will be assessed the deferred sales charge upon redemption from the Fund group. Similarly, if you exchange ordinary shares of the Mid-Cap Fund for those of another Fund, the new shares will be subject to the deferred sales charge. The exchange privilege is available only in states where shares of the Fund being acquired may legally be sold. Individual Funds may not be registered in each state. You should be aware that exchanges might produce a gain or loss, as the case may be, for tax purposes.

You can make exchanges in writing or by telephone, if applicable. Exchanges must be made between accounts that have the same name, address and tax identification number. Exchanges will be made at the per share net asset value of shares of such class next determined after the exchange request is received in good order by the Fund. If exchanging by telephone, you must call prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern Standard time). The Transfer Agent will only honor a telephone exchange if you have elected the telephone exchange option on your Account Application. Shares may not be exchanged by facsimile request or by electronic mail.

HOW TO REDEEM

You can directly redeem shares of a Fund by written request, by telephone and by automatic withdrawal. Redemptions will be made at the per share net asset value of such shares next determined after the redemption request is received in good order by the Fund. The Transfer Agent will accept redemption requests only on days the NYSE is open. The Transfer Agent will not accept requests for redemptions that are subject to any special conditions or which specify a future or past effective date, except for certain notices of redemptions exceeding $250,000 (see Payment of Redemption Amount - Redemption in Excess of $250,000 on page 17). Regardless of the method of redemption, for the first 90 days after the purchase of shares is made over the Internet, such shares will be paid only via ACH to the same bank account from which the payment to Quant Funds originated. If the bank account number changes during such 90 days, the shareholder must provide the Quant Funds with a signature guaranteed letter of instruction from a bank or a qualified broker/dealer changing the bank account number prior to such redemption.

Written Request for Redemption

You can redeem all or any portion of your shares by submitting a written request for redemption signed by each registered owner of the shares exactly as the shares are registered. The request must clearly identify the account number and the number of shares or the dollar amount to be redeemed.

If you redeem more than $10,000, or request that the redemption proceeds be paid to someone other than the shareholder of record, or sent to an address other than the address of record, your signature must be guaranteed. The use of signature guarantees is designed to protect both you and the Funds from the possibility of fraudulent requests for redemption. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public cannot provide a signature guarantee. Shares may not be redeemed by facsimile request or by electronic mail.

Requests should be sent to:

                                  Quant Funds
                           Attention: Transfer Agent
                              55 Old Bedford Road
                         Lincoln, Massachusetts 01773

Telephone Redemption

If you have elected the telephone redemption option on your Account Application, you can redeem your shares by calling the Transfer Agent at 1-800-326-2151 provided that you have not changed your address of record within the last thirty days. You must make your redemption request prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m.,

--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[logo]

Eastern Standard time). Once you make a telephone redemption request, you may not cancel it. The Funds, the Manager, the Distributor, and the Transfer Agent will not be liable for any loss or damage for acting in good faith on exchange or redemption instructions received by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. It is the Funds' policy to require some form of personal identification prior to acting upon instructions received by telephone, to provide written confirmation of all transactions effected by telephone, and to mail the proceeds of telephone redemptions only to the redeeming shareholder's address of record.

Automatic Withdrawal Plan

If you have a minimum of $10,000 in your account, you may request withdrawal of a specified dollar amount (a minimum of $100) on either a monthly or quarterly basis. You may establish an Automatic Withdrawal Plan by completing the Automatic Withdrawal Form, which is available by calling 1-800-326-2151. You may stop your Automatic Withdrawal Plan at any time. Additionally, the Funds or the Transfer Agent may choose to stop offering the Automatic Withdrawal Plan.

Redemption through Brokers

You may sell shares back to the Funds through selected dealers or brokers. You should contact your securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the dealer or broker. Redemption requests received by the Distributor from dealers or brokers will receive that evening's closing price if the requests are received by the dealer or broker from its customer prior to 4:00 p.m., Eastern Standard time, and are transmitted to and received by the Distributor prior to its close of business that day.

Payment of Redemption Amount

The Funds will generally send redemption proceeds, less a deferred sales charge of 1% for Ordinary Shares where applicable, within three business days of the execution of a redemption request. However, if the shares to be redeemed represent an investment made by check or through the Automatic Investment Plan, the Funds reserve the right to hold the redemption check until monies have been collected by the Fund from the customers' bank.

The Funds reserve the right to redeem shares and mail the proceeds to the shareholder if at any time the number of shares in the shareholder's account falls below a specified amount, currently set at 50 shares. Shareholders will be notified and will have 30 days to bring the account up to the required amount before any redemption action will be taken by the Funds. To prevent a shareholder from becoming an affiliate of the Funds, the Funds reserve the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

The Funds may suspend this right of redemption and may postpone payment for more than seven days only when the NYSE is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by order of the Securities and Exchange Commission. As set forth in the Prospectus, the Funds may also delay payment of redemption proceeds from shares purchased by check until the check clears, which may take seven business days or longer.

Except as noted below, a deferred sales charge amounting to 1% of the value of the shares redeemed will be withheld from the redemption proceeds of Ordinary Shares and paid to the Distributor. The deferred sales charge is also imposed when you transfer your shares from an account maintained with the Fund that is subject to the deferred sales charge to an account maintained by a broker-dealer that is not subject to the deferred sales charge due to one of the exceptions cited below. Ordinary Shares of the Mid Cap Fund purchased after August 1, 1996 are generally not subject to the deferred sales charge. Special rules apply to exchanges into the Mid Cap Fund (see How to Make Exchanges on page 15). Ordinary Shares of the Mid Cap Fund purchased before August 1, 1996 (the "Pre-August Shares") remain subject to a 1% deferred sales charge. Additional shares acquired by reinvestment of dividends and capital gains paid on Pre-August shares are also subject to the 1% deferred sales charge on Pre-August Shares.

--------------------------------------------------------------------------------

                                                                    QUANT FUNDS
[logo]--------------------------------------------------------------------------

Because of this deferred sales charge, prospective investors should purchase Ordinary Shares only as a long-term investment. The deferred sales charge is not imposed in the case of: (i) Institutional Shares; (ii) involuntary redemptions imposed by the Fund; (iii) redemptions of shares tendered for exchange; (iv) redemptions of shares held by contributory plans qualified under
Section 401(k) of the Internal Revenue Code; and (v) redemptions of shares held in omnibus accounts maintained by no transaction fee ("NTF") programs of certain broker-dealers pursuant to a written agreement between the broker-dealer and the Fund, the Manager and/or the Distributor. However, the deferred sales charge will be imposed on redemptions of shares maintained by NTF programs held for fewer than 31 calendar days. In addition, the deferred sales charge will not be imposed on redemptions of Ordinary Shares made by Fund Employees and related persons qualified to purchase Institutional Shares.

Redemptions in Excess of $250,000

The Funds have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that a Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Funds do not expect to make in-kind distributions, and if they do, the Funds will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less. The Funds will pay all of your redemption proceeds in cash if you provide the Funds with at least 30 days' notice before you plan to redeem. You must specify the dollar amount or number of shares to be redeemed and the date of the transaction, a minimum of 30 days after receipt of the instruction by the Funds. You may make the instruction by telephone if you have telephone redemption privileges; otherwise, your request must be in writing with all signatures guaranteed. If you make a request and subsequently cancel it, subsequent redemption requests may not all be paid in cash unless the subsequent request is at least 90 days after the date of the prior canceled redemption request.

CALCULATION OF NET ASSET VALUE

Net asset value ("NAV") for one Fund share is the value of that share's portion of all of the net assets in the Fund. A Fund calculates its NAV by adding the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

Net asset value per share of each class of shares of a Fund will be determined as of the close of market on the NYSE (ordinarily 4:00 p.m., Eastern Standard time) on each day on which the NYSE is open for trading. Currently, the NYSE is closed Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Emerging Markets and Foreign Value Funds may invest in securities listed on foreign exchanges that trade on days on which those Funds do not compute net asset value (i.e., Saturdays and Exchange holidays) and the net asset value of shares of those Funds may be significantly affected on such days.

The Funds' assets are valued primarily on the basis of market quotations. For certain foreign securities, where no sales have been reported, the Fund may value such securities at the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars using current exchange rates. If a Fund holds securities listed primarily on a foreign exchange that trades on days that the Fund is not open for business, the value of your shares may change on days when you cannot buy or sell shares. Short-term investments that mature in sixty-days (60) or less are valued at amortized cost.

Securities and assets, for which market prices are not readily available including any restricted securities, will be valued at their fair value following procedures approved by the Trustees.

DIVIDENDS, DISTRIBUTIONS, AND TAXATION

Dividends and Distributions

Each Fund's policy is to pay at least annually as dividends substantially all of its net investment income and to distribute annually substantially all of its net realized capital gains, if any, after giving effect to any available capital loss carryover. Normally, distributions are made once a year in December.

Unless you elect otherwise, all distributions will be automatically reinvested in additional shares of the Fund you own. You may also elect to have dividends, capital gains, or both paid in cash. All distributions,

--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[logo]

whether received in shares or cash, are taxable and must be reported by you on Federal income tax returns.

Taxation

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the Funds may have on your particular tax situation.

Taxability of Distributions.

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Funds, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends received deduction for corporate shareholders. Other distributions are generally taxable as ordinary income. Each Fund expects that the majority of its distributions will be designated as capital gains, however the proportion of such distributions may vary. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your distributions and how they are treated for federal tax purposes. Fund distributions will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

If you are neither a citizen nor a resident of the U.S., the Funds will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Funds. The Funds are also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Funds' Account Application for additional information regarding backup withholding of federal income tax.

Taxability of Transactions.

When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Further information relating to tax consequences is contained in the Statement of Additional Information. Fund distributions also may be subject to state, local and foreign taxes.

OTHER INFORMATION

Provision of Annual and Semi-Annual Reports

To avoid sending duplicate copies of materials to households, only one copy of the Funds' Annual and Semi-Annual report will be mailed to shareholders having the same residential address on the Fund's records. However, any shareholder may contact the Funds (see back cover for address and phone number) to request that copies of these reports be sent personally to that shareholder free of charge.

FINANCIAL HIGHLIGHTS

The following per share financial information for the Small Cap Fund, Mid Cap Fund, Growth and Income Fund, Emerging Markets Fund and Foreign Value Fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is incorporated by reference into the Statement of Additional Information. This condensed financial information should be read in conjunction with the related financial statements and notes thereto as incorporated by reference in the Statement of Additional Information.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                                        Income from
                                         ---------Investment Operations(a)---------   ---------------Distributions--------------
                             Net Asset        Net        Net Realized                  Dividends   Distributions
                              Value at    Investment    and Unrealized   Total from    from Net         from
                             Beginning      Income        Gain (Loss)    Investment   Investment      Realized         Total
                             of Period   (Loss)(b)(c)    on Securities   Operations     Income     Capital Gains   Distributions
Small Cap
Ordinary Shares
Year Ended March 31, 2002     $17.46        (0.22)            1.48           1.26          --         (0.01)          (0.01)
Year Ended March 31, 2001     $24.82        (0.22)           (4.18)         (4.40)         --         (2.96)(g)       (2.96)
Year Ended March 31, 2000     $14.60        (0.24)           10.46          10.22          --            --              --
Year Ended March 31, 1999     $17.80        (0.15)           (3.05)         (3.20)         --            --              --
Year Ended March 31, 1998     $15.04        (0.23)            5.60           5.37       (0.16)        (2.45)(h)       (2.61)

Institutional Shares
Year Ended March 31, 2002     $18.46        (0.14)            1.57           1.43          --         (0.01)          (0.01)
Year Ended March 31, 2001     $25.92        (0.10)           (4.40)         (4.50)         --         (2.96)(g)       (2.96)
Year Ended March 31, 2000     $15.17        (0.15)           10.90          10.75          --            --              --
Year Ended March 31, 1999     $18.40        (0.08)           (3.15)         (3.23)         --            --              --
Year Ended March 31, 1998     $15.55        (0.15)            5.79           5.64       (0.34)        (2.45)(h)       (2.79)

Mid Cap
Ordinary Shares
Year Ended March 31, 2002     $13.45        (0.17)            0.19           0.02          --         (0.01)          (0.01)
Year Ended March 31, 2001     $24.68        (0.20)           (6.54)         (6.74)         --         (4.49)(i)       (4.49)
Year Ended March 31, 2000     $15.46        (0.19)           10.74          10.55          --         (1.33)          (1.33)
Year Ended March 31, 1999     $16.05        (0.11)           (0.09)         (0.20)         --         (0.39)          (0.39)
Year Ended March 31, 1998     $13.44        (0.08)            6.06           5.98          --         (3.37)          (3.37)

Institutional Shares
Year Ended March 31, 2002     $13.86        (0.14)            0.20           0.06          --         (0.01)          (0.01)
Year Ended March 31, 2001     $25.21        (0.14)           (6.72)         (6.86)         --         (4.49)(i)       (4.49)
Year Ended March 31, 2000     $15.65        (0.19)           11.08          10.89          --         (1.33)          (1.33)
Year Ended March 31, 1999     $16.24        (0.10)           (0.10)         (0.20)         --         (0.39)          (0.39)
Year Ended March 31, 1998     $13.55        (0.06)            6.12           6.06          --         (3.37)          (3.37)

Growth and Income
Ordinary Shares
Year Ended March 31, 2002     $13.95        (0.12)           (0.48)         (0.60)         --         (0.48)          (0.48)
Year Ended March 31, 2001     $25.88        (0.22)           (8.34)         (8.56)         --         (3.37)          (3.37)
Year Ended March 31, 2000     $21.26        (0.25)           10.21           9.96          --         (5.34)          (5.34)
Year Ended March 31, 1999     $20.85        (0.08)            2.82           2.74          --         (2.33)          (2.33)
Year Ended March 31, 1998     $15.22         0.00             7.61           7.61       (0.05)        (1.93)          (1.98)

Institutional Shares
Year Ended March 31, 2002     $14.25        (0.05)           (0.49)         (0.54)         --         (0.48)          (0.48)
Year Ended March 31, 2001     $26.22        (0.12)           (8.48)         (8.60)         --         (3.37)          (3.37)
Year Ended March 31, 2000     $21.37        (0.14)           10.33          10.19          --         (5.34)          (5.34)
Year Ended March 31, 1999     $20.84         0.03             2.83           2.86          --         (2.33)          (2.33)
Year Ended March 31, 1998     $15.24         0.10             7.60           7.70       (0.17)        (1.93)          (2.10)

                                                                    -----------------Ratios and Supplemental Data------------------
                                                                     Ratio of Expenses to Average
                                                                    -------Net Assets(e)(f)-------
                                                       Net Assets                                     Net Investment
                             Net Asset                   End of                          Including     Income (Loss)
                             Value End      Total        Period     Excluding             Custody       to Average       Portfolio
                             of Period    Return(d)      (000's)     Credits    Gross     Credits    Net Assets(e)(c)   Turnover(e)
Small Cap
Ordinary Shares
Year Ended March 31, 2002     $18.71         7.19%      $65,153       1.97%     1.97%      1.96%          (1.18)%         93.00%
Year Ended March 31, 2001     $17.46       (18.49)%     $60,320       1.92%     1.92%      1.92%          (0.98)%         76.00%
Year Ended March 31, 2000     $24.82        70.00%      $74,289       1.97%     1.97%      1.96%          (1.30)%        145.00%
Year Ended March 31, 1999     $14.60       (17.98)%     $47,605       1.94%     1.94%      1.94%          (0.99)%        113.00%
Year Ended March 31, 1998     $17.80        37.79%      $66,876       1.90%     1.96%      1.89%          (1.33)%        135.00%

Institutional Shares
Year Ended March 31, 2002     $19.88         7.72%      $ 7,712       1.47%     1.47%      1.46%          (0.69)%         93.00%
Year Ended March 31, 2001     $18.46       (18.07)%     $ 8,257       1.42%     1.42%      1.42%          (0.44)%         76.00%
Year Ended March 31, 2000     $25.92        70.86%      $ 6,501       1.47%     1.47%      1.46%          (0.80)%        145.00%
Year Ended March 31, 1999     $15.17       (17.55)%     $ 4,680       1.44%     1.44%      1.44%          (0.49)%        113.00%
Year Ended March 31, 1998     $18.40        38.44%      $ 6,286       1.41%     1.47%      1.40%          (0.86)%        135.00%

Mid Cap
Ordinary Shares
Year Ended March 31, 2002     $13.46         0.16%      $14,413       1.91%     1.91%      1.91%          (1.25)%         88.00%
Year Ended March 31, 2001     $13.45       (29.51)%     $15,214       1.79%     1.83%      1.79%          (1.02)%         75.00%
Year Ended March 31, 2000     $24.68        71.41%      $19,921       1.67%     1.92%      1.67%          (1.03)%        153.00%
Year Ended March 31, 1999     $15.46        (1.08)%     $12,617       1.65%     1.87%      1.65%          (0.72)%        168.00%
Year Ended March 31, 1998     $16.05        46.76%      $15,484       1.57%     1.97%      1.57%          (0.52)%        128.00%

Institutional Shares
Year Ended March 31, 2002     $13.91         0.44%      $ 1,610       1.66%     1.66%      1.66%          (1.00)%         88.00%
Year Ended March 31, 2001     $13.86       (29.35)%     $ 1,660       1.58%     1.58%      1.58%          (0.76)%         75.00%
Year Ended March 31, 2000     $25.21        72.81%      $   986       1.67%     1.67%      1.67%          (1.04)%        153.00%
Year Ended March 31, 1999     $15.65        (1.07)%     $   557       1.62%     1.62%      1.62%          (0.69)%        168.00%
Year Ended March 31, 1998     $16.24        47.01%      $   823       1.40%     1.72%      1.40%          (0.35)%        128.00%

Growth and Income
Ordinary Shares
Year Ended March 31, 2002     $12.87        (4.44)%     $55,464       1.72%     1.72%      1.67%          (0.86)%         46.00%
Year Ended March 31, 2001     $13.95       (35.20)%     $60,587       1.66%     1.66%      1.64%          (1.05)%         64.00%
Year Ended March 31, 2000     $25.88        51.46%      $96,477       1.70%     1.70%      1.66%          (1.08)%         78.00%
Year Ended March 31, 1999     $21.26        13.67%      $70,874       1.67%     1.67%      1.62%          (0.36)%         97.00%
Year Ended March 31, 1998     $20.85        51.52%      $66,397       1.69%     1.69%      1.65%          (0.01)%         72.00%

Institutional Shares
Year Ended March 31, 2002     $13.23        (3.92)%     $ 1,415       1.22%     1.22%      1.17%          (0.36)%         46.00%
Year Ended March 31, 2001     $14.25       (34.89)%     $ 1,517       1.16%     1.16%      1.14%          (0.56)%         64.00%
Year Ended March 31, 2000     $26.22        52.32%      $ 2,354       1.20%     1.20%      1.16%          (0.60)%         78.00%
Year Ended March 31, 1999     $21.37        14.27%      $ 4,607       1.17%     1.17%      1.12%           0.14%          97.00%
Year Ended March 31, 1998     $20.84        52.18%      $ 3,724       1.19%     1.19%      1.14%           0.50%          72.00%


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

                                                                   Income from
                                                    ---------Investment Operations(a)---------
                                        Net Asset        Net        Net Realized
                                         Value at    Investment    and Unrealized   Total from
                                        Beginning      Income        Gain (Loss)    Investment
                                        of Period   (Loss)(b)(c)    on Securities   Operations
Emerging Markets
Ordinary Shares
Year Ended March 31, 2002               $ 6.57           0.04            0.68           0.72
Year Ended March 31, 2001               $ 9.39           0.05           (2.87)         (2.82)
Year Ended March 31, 2000               $ 6.59          (0.01)           2.83           2.82
Year Ended March 31, 1999               $ 7.70           0.07           (1.11)         (1.04)
Year Ended March 31, 1998               $ 9.24          (0.04)          (1.50)         (1.54)

Institutional Shares
Year Ended March 31, 2002               $ 6.62           0.08            0.69           0.77
Year Ended March 31, 2001               $ 9.48           0.09           (2.91)         (2.82)
Year Ended March 31, 2000               $ 6.64           0.04            2.85           2.89
Year Ended March 31, 1999               $ 7.76           0.09           (1.11)         (1.02)
Year Ended March 31, 1998               $ 9.27           0.02           (1.53)         (1.51)

Foreign Value
Ordinary Shares
Year Ended March 31, 2002               $ 8.66           0.06            0.97           1.03
Year Ended March 31, 2001               $ 9.05           0.10           (0.49)         (0.39)
Year Ended March 31, 2000               $ 8.36           0.04            0.97           1.01
May 15, 1998* to March 31, 1999         $10.00           0.02           (1.64)         (1.62)

Institutional Shares
Year Ended March 31, 2002               $ 8.68           0.09            0.98           1.07
Year Ended March 31, 2001               $ 9.06           0.14           (0.52)         (0.38)
Year Ended March 31, 2000               $ 8.37           0.12            0.91           1.03
December 18, 1998* to March 31, 1999    $ 8.43           0.06           (0.12)         (0.06)

                                          ---------------Distributions----------
                                           Dividends     Distributions                                             Net Assets
                                           from Net           from                       Net Asset                   End of
                                          Investment        Realized         Total       Value End      Total        Period
                                            Income       Capital Gains   Distributions   of Period    Return(d)      (000's)
Emerging Markets
Ordinary Shares
Year Ended March 31, 2002                    (0.05)             --           (0.05)       $7.24         11.11%      $10,931
Year Ended March 31, 2001                       --              --              --        $6.57        (30.03)%     $ 9,598
Year Ended March 31, 2000                    (0.02)(j)          --           (0.02)       $9.39         42.73%      $12,767
Year Ended March 31, 1999                    (0.07)(k)          --           (0.07)       $6.59        (13.40)%     $ 8,442
Year Ended March 31, 1998                       --              --              --        $7.70        (16.67)%     $ 9,241

Institutional Shares
Year Ended March 31, 2002                    (0.09)             --           (0.09)       $7.30         11.78%      $ 2,037
Year Ended March 31, 2001                    (0.04)             --           (0.04)       $6.62        (29.70)%     $ 1,935
Year Ended March 31, 2000                    (0.05)(j)          --           (0.05)       $9.48         43.55%      $ 2,796
Year Ended March 31, 1999                    (0.10)(k)          --           (0.10)       $6.64        (12.93)%     $ 1,447
Year Ended March 31, 1998                       --              --              --        $7.76        (16.29)%     $ 1,002

Foreign Value
Ordinary Shares
Year Ended March 31, 2002                    (0.02)             --           (0.02)       $9.67         11.93%      $32,471
Year Ended March 31, 2001                       --              --              --        $8.66         (4.30)%     $14,410
Year Ended March 31, 2000                    (0.32)(l)          --           (0.32)       $9.05         12.17%      $13,595
May 15, 1998* to March 31, 1999              (0.02)(l)          --           (0.02)       $8.36        (16.16)%     $ 7,478

Institutional Shares
Year Ended March 31, 2002                    (0.03)             --           (0.03)       $9.72         12.37%      $   809
Year Ended March 31, 2001                       --              --              --        $8.68         (4.18)%     $   616
Year Ended March 31, 2000                    (0.34)(l)          --           (0.34)       $9.06         12.37%      $ 1,204
December 18, 1998* to March 31, 1999            --              --              --        $8.37         (0.71)%     $   401

                                        ------------------Ratios and Supplemental Data-------------------
                                          Ratio of Expenses to Average
                                        --------Net Assets(e)(f)--------
                                                                            Net Investment
                                                               Including     Income (Loss)
                                        Excluding               Custody       to Average       Portfolio
                                         Credits      Gross     Credits    Net Assets(e)(c)   Turnover(e)
Emerging Markets
Ordinary Shares
Year Ended March 31, 2002                  2.32%       2.32%      2.31%           0.67%          38.00%
Year Ended March 31, 2001                  2.30%       2.30%      2.30%           0.62%          42.00%
Year Ended March 31, 2000                  2.33%       2.33%      2.33%          (0.07)%         31.00%
Year Ended March 31, 1999                  2.32%       2.58%      2.24%           1.03%          49.00%
Year Ended March 31, 1998                  2.69%       2.69%      2.57%          (0.43)%         52.00%

Institutional Shares
Year Ended March 31, 2002                  1.82%       1.82%      1.81%           1.18%          38.00%
Year Ended March 31, 2001                  1.80%       1.80%      1.80%           1.10%          42.00%
Year Ended March 31, 2000                  1.83%       1.83%      1.83%           0.52%          31.00%
Year Ended March 31, 1999                  1.82%       2.08%      1.74%           1.36%          49.00%
Year Ended March 31, 1998                  2.19%       2.19%      2.07%           0.24%          52.00%

Foreign Value
Ordinary Shares
Year Ended March 31, 2002                  1.93%       1.93%      1.92%           0.74%           9.00%
Year Ended March 31, 2001                  1.96%       1.97%      1.96%           1.12%          45.00%
Year Ended March 31, 2000                  1.90%       2.06%      1.90%           0.40%          30.00%
May 15, 1998* to March 31, 1999            1.99%       2.13%      1.90%           0.19%          22.00%

Institutional Shares
Year Ended March 31, 2002                  1.69%       1.69%      1.68%           0.99%           9.00%
Year Ended March 31, 2001                  1.71%       1.72%      1.71%           1.53%          45.00%
Year Ended March 31, 2000                  1.61%       1.77%      1.61%           1.67%          30.00%
December 18, 1998* to March 31, 1999       1.72%       1.86%      1.70%           0.75%          22.00%

*    Commencement of Operations
(a)  Per share numbers have been calculated using the average shares method.
(b) Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.
(d) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares. Effective August 1, 1996 Mid Cap Ordinary Shares are no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.
(e)  Periods less than one year are annualized.
(f)  Ratio of expenses to average net assets shows:
     Excluding Credits (total expenses less fees waivers and reimbursements by the investment advisor, if any).
     Gross (total expenses not taking into account fee waivers and reimbursements by the investment advisor or custody earnings credits, if any).
     Including Credits (expenses less fee waivers and reimbursements by the investment advisor and reduced by custody earnings credits, if any).
(g) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.35 per share.
(h) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.03 per share.
(i) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.38 per share.
(j) Distributions from net investment income includes distributions in excess of current net investment income of $0.02 per share for Ordinary Shares and $0.05 per share for Institutional Shares.
(k) Distributions from net investment income includes a return of capital of $0.02 per share for Ordinary Shares and $0.03 per share for Institutional Shares.
(l) Distribution from net investment income includes distributions in excess of current net investment income of $0.02 and $0.01 for Ordinary Shares, and $0.02 and $(-) for Institutional Shares for the years ended March 31, 2000 and 1999, respectively.


   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------

You can learn more about the Funds in the following documents:

For more information about the Quant Funds, the Funds' Statement of Additional Information (SAI) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI, the Fund's financial statements and the auditor's report on the financial statements included in the Funds' most recent annual report to shareholders, are incorporated by reference into this Prospectus, which means they are part of this prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal years. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries, by contacting your financial advisor or by accessing the Quant Funds' web site, www.quant funds.com, or by calling toll-free at 1-800-326-2151.

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Funds on the EDGAR database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Funds' file number.

Investment Company Act File #811-3790.

[LOGO]

QUANT FUNDS
55 Old Bedford Road
Lincoln, MA 01772
voice 800-326-2151
fax 781-259-1166
www.QuantFunds.com

Distributed by U.S. Boston Capital Corp., Member NASD, SIPC

                                  QUANT FUNDS
                              55 Old Bedford Road
                               Lincoln, MA 01773
                                 1-800-326-2151
                               www.QuantFunds.com

                                    Manager

                             Quantitative Advisors
                               55 Old Bedford Road
                                Lincoln, MA 01773

                                    Advisors

  Independence Investment LLC      Columbia Partners, LLC, Investment Management
       53 State Street                    1775 Pennsylvania Avenue, N.W.
       Boston, MA 02109                      Washington, D.C. 20006

Polaris Capital Management, Inc.        SSgA Funds Management, Inc.
       125 Summer Street                 One International Place
       Boston, MA 02110                     Boston, MA 02110

                                  Distributor

                        U.S. Boston Capital Corporation
                               55 Old Bedford Road
                                Lincoln, MA 01773

                                   Custodian

                            State Street Kansas City
                             801 Pennsylvania Avenue
                             Kansas City, MO 64105

                                 Transfer Agent

                      Quantitative Institutional Services
                               55 Old Bedford Road
                                Lincoln, MA 01773

                            Independent Accountants

                           PricewaterhouseCoopers LLP
                           1055 Broadway, 10th Floor
                              Kansas City, MO 64105

--------------------------------------------------------------------------------
Q U A N T   F U N D S

   O r d i n a r y   S h a r e   A c c o u n t   A p p l i c a t i o n

[LOGO]

Do not use this application form for an IRA account. For an IRA application or help with this application, please call us at 1-800-326-2151 or email us at info@quantfunds.com. Mail to: Quant Funds, Attention: Transfer Agent, 55 Old Bedford Road, Lincoln, MA 01773.


1.  ACCOUNT REGISTRATION
    (check one)

[_] INDIVIDUAL OR JOINT ACCOUNT

Joint Accounts will be registered as joint tenants with rights of survivorship, unless otherwise specified.

--------------------------------------------------------------------------------
FIRST NAME             MIDDLE INITIAL       LAST NAME

--------------------------------------------------------------------------------
APPLICANT'S SOCIAL SECURITY NUMBER

--------------------------------------------------------------------------------
APPLICANT'S DATE OF BIRTH

--------------------------------------------------------------------------------
CITIZENSHIP OF APPLICANT (If other than U.S. please specify)

--------------------------------------------------------------------------------
FIRST NAME OF JOINT OWNER    MIDDLE INITIAL       LAST NAME

--------------------------------------------------------------------------------
JOINT OWNER'S SOCIAL SECURITY NUMBER

--------------------------------------------------------------------------------
JOINT OWNER'S DATE OF BIRTH

--------------------------------------------------------------------------------
CITIZENSHIP OF JOINT OWNER (If other than U.S. please specify)

[_] CORPORATION, TRUST OR OTHER ENTITY

--------------------------------------------------------------------------------
NAME OF CORPORATION OR OTHER ENTITY; if trust, include date of that instrument.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TYPE OF ENTITY           ENTITY'S TAXPAYER ID NUMBER

[_] GIFT TO MINOR

--------------------------------------------------------------------------------
CUSTODIAN'S NAME   (only one custodian permitted)
                                                                as custodian for

--------------------------------------------------------------------------------
MINOR'S NAME     (only one minor permitted)
                                                                       under the

--------------------------------------------------------------------------------
STATE
                                           Uniform Gifts/Transfer to Minors Act.

--------------------------------------------------------------------------------
MINOR'S SOCIAL SECURITY NUMBER         DATE OF BIRTH

2.  ADDRESS, TELEPHONE
    AND OCCUPATION

--------------------------------------------------------------------------------
STREET ADDRESS                        APARTMENT OR BOX NUMBER

--------------------------------------------------------------------------------
CITY                                  STATE    ZIP CODE

--------------------------------------------------------------------------------
DAYTIME TELEPHONE (WITH AREA CODE)    EVENING TELEPHONE (WITH AREA CODE)

--------------------------------------------------------------------------------
APPLICANT'S OCCUPATION                EMPLOYER

--------------------------------------------------------------------------------
JOINT OWNER'S OCCUPATION              EMPLOYER

In the future, would you like to receive marketing/ performance information by email? If yes, please list email address(es) below.

--------------------------------------------------------------------------------
OWNER'S EMAIL

--------------------------------------------------------------------------------
JOINT OWNER'S EMAIL

3.  INVESTMENT SELECTIONS

Ordinary Shares of the following ($2,500 minimum, except for IRA, UGMA and Automatic Investment Plan accounts.)

U.S. Equity Funds

   Quant Small Cap                                  $ -----------------------
   Quant Mid Cap                                    $ -----------------------
   Quant Growth and Income                          $ -----------------------

International Funds

   Quant Emerging Markets                           $ -----------------------
   Quant Foreign Value                              $ -----------------------

Total                                               $ -----------------------

Please make check payable to:
Quant Funds.

PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

4.  DISTRIBUTION OPTIONS

All income dividends and capital gains will be reinvested in additional shares of the Fund(s) you select unless you check one or both of the following boxes.

[_] Pay all income dividends in cash.
[_] Pay all capital gains in cash.

5.  TELEPHONE EXCHANGE
    AND REDEMPTION

To use either or both of these options, you must initial the appropriate line below.

I authorize you to accept any instructions from me or any other registered owner of the account by telephone, or in writing, without a signature guarantee, to:

---------------------------------    Exchange shares for shares of
INITIAL             JOINT INITIAL    another Quant Fund

---------------------------------    Redeem shares, and send the pro-
INITIAL             JOINT INITIAL    ceeds to the address of record.

--------------------------------------------------------------------------------
MOTHER'S MAIDEN NAME (for individual, joint, and UGMA accounts only.) Joint accounts - supply for first owner; UGMA accounts - supply for custodian.

6.  AUTOMATIC INVESTMENT PLAN
    ($1,000 minimum initial contribution)

[_] I/We authorize you to withdraw from my/our bank account $ ---------------- ($100 minimum per Fund) on a monthly basis on or about the twentieth of each month to be invested in Ordinary Shares of

--------------------------------------------------------------------------------
NAME OF FUND

under the terms set forth in the Prospectus.

Please attach an unsigned, voided check.

7.  SIGNATURES

Each of the undersigned certifies that:

o I am of legal age, have received and read the Prospectus, agree to its terms and understand that those terms are incorporated in this Account
   Application by reference.

o I understand that all the information provided in sections 1, 2, 4 and 5 will apply to any new Quant Fund(s) into which my shares may be exchanged.

o If I have elected the telephone exchange and/or telephone redemption options, I understand that this authorization will be applicable to any of the Funds. I hereby ratify any instructions given pursuant to the above election and agree that neither the Funds, the Distributor, nor the Transfer Agent will be liable for any loss, liability, cost, or expense for acting upon such instructions believed by them to be genuine in accordance with the terms of the Prospectus.

o If I have elected the Automatic Investment Plan, I agree to reimburse Quant Funds and/or its affiliated companies for any expenses or losses that they may incur in connection with my investments, including any incurred by my bank's failure to act in accordance with my request.

o Under penalties of perjury, I certify (1) that this Account Application states my correct taxpayer identification number and (2) that I am not subject to backup withholding because (a) I have not been been notified that I am subject to backup withholding as a result of failure to report all interest or dividends, or (b) the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (If you are subject to backup withholding due to notified shareholder underreporting, strike out clause (2).) (The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.)

o I understand that Quant Funds may request certain information (e.g., drivers license, passport, articles of incorporation, etc.) to verify my identity in order to fulfill its obligation under USA PATRIOT ACT of 2001 and any applicable rules and regulations. Such information may be subject to review and verification procedures, such as comparing information to customer fraud databases or obtaining credit reports.


--------------------------------------------------------------------------------
SIGNATURE OF APPLICANT                  DATE


--------------------------------------------------------------------------------
PRINT NAME                              TITLE (if applicable)


--------------------------------------------------------------------------------
SIGNATURE OF JOINT OWNER                DATE


--------------------------------------------------------------------------------
PRINT NAME                              TITLE (if applicable)

If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity. For information or additional options, such as IRA Account Applications, rollover requests for qualified retirement plans, Institutional Share Applications, or for wire instructions, please call us at 1-800-326-2151 or email us at info@quantfunds.com.

DEALER OR ADVISOR (for broker-dealer use only)

--------------------------------------------------------------------------------
FIRM                                                                REP. NO




2


                  QUANT FUNDS
      Statement of Additional Information

                August 1, 2002

U.S. Equity Funds
International Funds


Quant Small Cap Fund
Quant Emerging Markets Fund

Quant Mid Cap Fund
Quant Foreign Value Fund

Quant Growth and Income Fund

      This  Statement of Additional Information
("Statement") contains information which may be
of  interest  to  investors but  which  is  not
included  in the Prospectus of the U.S.  Equity
Funds  and  International Funds (the  "Funds").
This  Statement is not a Prospectus and is only
authorized for distribution when accompanied by
the  Prospectus  of the Funds dated  August  1,
2002,  and  should be read in conjunction  with
the Prospectus.  This Statement incorporates by
reference  information from the  Funds'  Annual
Report  dated  March 31, 2002.   Investors  may
obtain a free copy of the Prospectus and/or the Annual Report by writing Quant Funds, 55 Old
Bedford Road, Lincoln, MA 01773 or by calling 1-
800-326-2151.


               TABLE OF CONTENTS


                                                                  PAGE

INVESTMENT OBJECTIVES AND POLICIES.............................
.........................................................      2

OTHER INVESTMENT PRACTICES.....................................
.............................................                  2

INVESTMENT RESTRICTIONS OF THE FUNDS...........................
.......................................................        7

MANAGEMENT OF THE FUNDS........................................
.................................................................   8

PORTFOLIO TRANSACTIONS.........................................
.................................................................  20

HOW TO INVEST..................................................
.................................................................. 21

HOW TO MAKE EXCHANGES .........................................
..........................................................................  23

HOW TO REDEEM..................................................
.........................................................................   23

CALCULATION OF NET ASSET VALUE.................................
......................................................        24

DISTRIBUTIONS..................................................
............................................................................     25

TAXATION.......................................................
....................................................................................
..                                                            25

PERFORMANCE MEASURES...........................................
....................................................................27

THE QUANT FUNDS................................................
..............................................................33

EXPERTS........................................................
................................................................................ 34

INVESTMENT OBJECTIVES AND POLICIES

      The  Funds are series of the Quantitative
Group  of  Funds, or Quant Funds, a registered,
open-end,  management investment  company  (the
"Trust").  The Funds are non-diversified.   The
investment objectives and policies of the Funds
are  summarized  in the text of the  Prospectus
following  the  captions  Fund  Summaries   and
Investment  Policies and Related Risks.   There
is no assurance that the Funds' objectives will be achieved. This Statement contains certain additional information about those objectives and policies. Capitalized terms used in this Statement but not defined herein have the same meaning as in the Prospectus.

          OTHER INVESTMENT PRACTICES

      Convertible Securities.   Each  of  the
Funds  may  invest in convertible securities,
such  as  convertible debentures,  bonds  and
preferred  stock,  which  allow  the   holder
thereof to convert the instrument into common stock at a specified share price or ratio.
The price of the common stock may fluctuate above or below the specified price or ratio, which may allow a Fund the opportunity to purchase the common stock at below market price or, conversely, render the right of conversion worthless. The Funds will invest in convertible securities primarily for their equity characteristics.

       Investment  Companies.   The  Emerging
Markets Fund may invest up to 10% of its total assets in closed-end country funds whose shares are traded in the United States.
Investments in closed-end funds may allow the Funds to attain exposure to a broader base of companies in certain emerging markets and to avoid foreign government restrictions that may limit direct investment in a country's equity markets. Closed-end funds are managed pools of securities of companies having their principal place of business in a particular foreign country. Shares of certain of these closed-end investment companies may at times only be acquired at market premiums to their net asset values. Investments in closed-end funds by the Funds are subject to limitations under the Investment Company Act.

     Derivatives.  Each Fund may,  but  is  not
required   to,   engage   in   a   variety   of
transactions  using  "derivatives,"   such   as
futures,    options,   warrants   and    swaps.
Derivatives  are  financial  instruments  whose
value  depend  upon, or are derived  from,  the
value  of something else, such as one  or  more
underlying  investments, indexes or currencies.
Derivatives   may   be  traded   on   organized
exchanges,   or   in  individually   negotiated
transactions  with  other  parties  (these  are
known as "over the counter"). Each Fund may use
derivatives  both for hedging  and  non-hedging
purposes. Although each Fund's advisor has  the
flexibility  to  use these strategies,  it  may
choose  not  to for a variety of reasons,  even
under    very   volatile   market   conditions.
Derivatives involve special risks and costs and
may   result  in  losses  to  the   Fund.   The
successful   use   of   derivatives    requires
sophisticated  management and  each  Fund  will
depend on its Advisor's ability to analyze  and
manage derivatives transactions. The prices  of
derivatives   may  move  in  unexpected   ways,
especially in abnormal market conditions.  Some
derivatives  are "leveraged" and therefore  may
magnify or otherwise increase investment losses
to  the  Fund. A Fund's use of derivatives  may
also  increase the amount of taxes  payable  by
shareholders.  Other  risks  arise   from   the
potential  inability  to  terminate   or   sell
derivatives   positions.  A  liquid   secondary
market  may  not  always exist for  the  Fund's
derivatives  positions at any  time.  In  fact,
many  over-the-counter instruments will not  be
liquid.   Over-the-counter   instruments   also
involve the risk that the other party will not meet its obligations to a Fund.

     OPALS.   The  Emerging  Markets  Fund  and
Foreign  Value Fund may each invest  in  OPALS.
OPALS  represent an interest  in  a  basket  of
securities of companies primarily located in  a
specific country generally designed to track an
index  for that country.  Investments in  OPALS
are  subject  to  the same  risks  inherent  in
directly investing in foreign securities.   See
Risk Considerations - Foreign Securities in the
Prospectus.  In addition, because the OPALS are
not  registered under the securities laws, they
may   only  be  sold  to  certain  classes   of
investors, and it may be more difficult for the
Fund   to  sell  OPALS  than  other  types   of
securities.   However, the OPALS may  generally
be exchanged with the issuer for the underlying securities, which may be more readily tradable.

     Depository Receipts.  Each Fund may invest
in   American   Depository   Receipts   (ADRs),
European Depository Receipts (EDRs) and  Global
Depository  Receipts (GDRs).   ADRs,  EDRs  and
GDRs  are certificates evidencing ownership  of
shares of a foreign issuer.  These certificates
are  issued  by depository banks and  generally
trade  on  an established market in the  United
States or elsewhere.  The underlying shares are
held  in  trust by a custodian bank or  similar
financial  institution  in  the  issuer's  home
country.   The  depository bank  may  not  have
physical  custody of the underlying  securities
at  all  times and may charge fees for  various
services,  including forwarding  dividends  and
interest  and  corporate  actions.   ADRs   are
alternatives   to   directly   purchasing   the
underlying foreign securities in their national
markets and currencies.  However, ADRs continue
to  be  subject to many of the risks associated
with  investing directly in foreign securities.
These  risks include foreign exchange  risk  as
well as the political and economic risks of the
underlying  issuer's country.  ADRs,  EDRs  and
GDRs   may   be   sponsored   or   unsponsored.
Unsponsored  receipts are  established  without
the  participation of the issuer.   Unsponsored
receipts differ from receipts sponsored  by  an
issuer   in   that  they  may  involve   higher
expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

      Foreign Currency Transactions.  A forward
foreign currency exchange contract involves  an
obligation  to  purchase  or  sell  a  specific
currency  at a future date, which  may  be  any
fixed  number  of  days from the  date  of  the
contract agreed upon by the parties, at a price
set   at  the  time  of  the  contract.   These
contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

      Since  investments in  foreign  companies
will  usually  involve  currencies  of  foreign
countries,  and  since the  Foreign  Value  and
Emerging  Markets  Funds may  temporarily  hold
funds  in  bank deposits in foreign  currencies
during  the completion of investment  programs,
the  value  of  the assets of  these  Funds  as
measured   in  U.S.  dollars  may  be  affected
favorably or unfavorably by changes in  foreign
currency  exchange rates and  exchange  control
regulations, and the Funds may incur  costs  in
connection  with  conversions  between  various
currencies.   The  Foreign Value  and  Emerging
Markets Funds will conduct its foreign currency
exchange  transactions either on a spot  (i.e.,
cash) basis at the spot rate prevailing in  the
foreign  currency exchange market,  or  through
entering into forward contracts to purchase  or
sell foreign currencies. The Foreign Value  and
Emerging Markets Funds will generally not enter
into  a forward contract with a term of greater
than  one year. The Funds' Custodian will place
cash   or   liquid  debt  securities   into   a
segregated account of the series in  an  amount
equal  to the value of the Funds' total  assets
committed   to  the  consummation  of   forward
foreign  currency  exchange contracts.  If  the
value   of   the  securities  placed   in   the
segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts.

      The  Foreign  Value and Emerging  Markets
Funds will generally enter into forward foreign
currency    exchange   contracts   under    two
circumstances.  First, when a Fund enters  into
a  contract  for  the purchase  or  sale  of  a
security denominated in a foreign currency,  it
may  desire to "lock in" the U.S. dollar  price
of  the  security.  By entering into a  forward
contract for the purchase or sale, for a  fixed
amount  of  U.S.  dollars,  of  the  amount  of
foreign  currency  involved in  the  underlying
security  transactions, the Fund will  seek  to
protect   itself   against  a   possible   loss
resulting  from  an  adverse  change   in   the
relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

       Second,  when a Fund's Advisor  believes
that  the  currency  of  a  particular  foreign
country  may  experience  an  adverse  movement
against  the U.S. dollar, it may enter  into  a
forward  contract  to sell  an  amount  of  the
foreign  currency approximating  the  value  of
some  or all of the Fund's portfolio securities
denominated    in   such   foreign    currency.
Alternatively, where appropriate,  a  Fund  may
hedge  all  or  part  of its  foreign  currency
exposure  through  the  use  of  a  basket   of
currencies where certain of such currencies act
as an effective proxy for other currencies.  In
such  a case, the Fund may enter into a forward
contract  where  the  amount  of  the   foreign
currency  to be sold exceeds the value  of  the
securities  denominated in such currency.   The
use  of  this basket hedging technique  may  be
more  efficient  and economical  than  entering
into   separate  forward  contracts  for   each
currency   held  in  the  Fund.   The   precise
matching  of  the forward contract amounts  and
the  value of the securities involved will  not
generally be possible since the future value of
such  securities  in  foreign  currencies  will
change as a consequence of market movements  in
the  value of those securities between the date
the  forward contract is entered into  and  the
date  it matures.  The projection of short-term
currency    market   movement   is    extremely
difficult,  and the successful execution  of  a
short-term   hedging   strategy    is    highly
uncertain.   Under  certain circumstances,  the
Fund may commit a substantial portion, or up to
75%   of  the  value  of  its  assets,  to  the
consummation  of these contracts.   The  Fund's
Advisor  will consider the effect a substantial
commitment  of its assets to forward  contracts
would  have  on the investment program  of  the
Fund  and  the  flexibility  of  the  Fund   to
purchase additional securities.  Other than  as
set  forth above, the Fund will also not  enter
into  such forward contracts or maintain a  net
exposure   to   such   contracts   where    the
consummation  of the contracts  would  obligate
the  Fund  to  deliver  an  amount  of  foreign
currency  in excess of the value of the  Fund's
portfolio    securities   or    other    assets
denominated  in  that currency.   Under  normal
circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies.
However, the Fund's Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

      At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

                                                 As indicated above,
it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

       If a Fund retains the portfolio security
and  engages in an offsetting transaction,  the
Fund  will incur a gain or a loss (as described
below)  to  the  extent  that  there  has  been
movement  in forward contract prices.   If  the
Fund  engages in an offsetting transaction,  it
may  subsequently  enter  into  a  new  forward
contract to sell the foreign currency.   Should
forward   prices  decline  during  the   period
between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

                                                 The Funds are not
required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the relevant Fund's Advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

                                                 Although the Funds
value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.
Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

      Short-term Debt Obligations.  The Funds
may invest in Short-term Debt Obligations for
temporary  defensive purposes, and each  Fund
may invest in Short-term Debt Obligations for
liquidity  purposes (e.g., for redemption  of
shares,  to  pay  expenses or  pending  other
investments).   Short-term  Debt  Obligations
may   include   obligations   of   the   U.S.
government  and (in the case of  the  Foreign
Value   Fund   and  Emerging  Markets   Fund)
securities  of  foreign governments.   Short-
term   Debt  Obligations  may  also   include
certificates   of   deposit   and    bankers'
acceptances issued by U.S. banks (and, in the
case  of  the Foreign Value Fund and Emerging
Markets  Fund, foreign banks) having deposits
in  excess  of $2 billion, commercial  paper,
short-term  corporate bonds,  debentures  and
notes and repurchase agreements, all with one
year  or  less  to maturity.  Investments  in
commercial  paper are limited to  obligations
(i)   rated   Prime-1  by  Moody's  Investors
Service,  Inc.  or A-1 by Standard  &  Poor's
Corporation, or in the case of any instrument
that  is not rated, of comparable quality  as
determined by the Manager or Advisor, or (ii)
issued  by  companies having  an  outstanding
debt  issue  currently rated  Aaa  or  Aa  by
Moody's  or AAA or AA by Standard  &  Poor's.
Investments  in  other corporate  obligations
are  limited to those having maturity of  one
year  or  less and rated Aaa or Aa by Moody's
or AAA or AA by Standard & Poor's.  The value
of   fixed-income  securities  may  fluctuate
inversely in relation to the direction of interest rate changes.

       Bond  Ratings.   The  Moody's  Investors
Service, Inc. bond ratings cited above are as follows:

     Aaa: Bonds that are rated "Aaa" are judged
to  be  the  best  quality  and  to  carry  the
smallest  degree of investment risk.   Interest
payments   are   protected  by   a   large   or
exceptionally stable margin and principal is secure.

      Aa:  Bonds that are rated "Aa" are judged
to   be  of  high  quality  by  all  standards.
Together  with  the "Aaa" group, they  comprise
what are generally known as "high-grade" bonds.
They  are  rated  lower  than  the  best  bonds
because  margins of protection may  not  be  as
large   as  with  "Aaa"  securities  or   other
elements   may  make  long-term  risks   appear
greater than those of "Aaa" securities.

      The Standard & Poor's Corporation bond ratings cited above are as follows:

      AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA:  Bonds rated "AA" also qualify as high
quality  debt  obligations.   Capacity  to  pay
principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

                                                 Repurchase
Agreements. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week), subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Funds will enter into repurchase agreements only with (i) commercial banks or
(ii) registered broker-dealers. Although each Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions, it is the Funds' present intention to enter into repurchase agreements only with respect to obligations of the U.S. government or its agencies or instrumentalities. While the repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreements (and, for this purpose, the underlying security will be marked to market daily), if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

                                                 Securities Loans.
Each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. See Investment Restrictions of the Funds. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in the recovery of the securities or loss of rights in the collateral should the borrower fail financially. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or cash equivalents (such as U.S. Treasury bills) at least equal at all times to the market value of the securities lent. The borrower pays to a Fund an amount equal to any dividends or interest received on the securities lent. A Fund may invest the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. Although voting rights, or rights to consent with respect to the loaned securities, pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the security involved.

       Options.   Each Fund may  write  covered
call   options  that  are  traded  on  national
securities exchanges with respect to stocks  in
its  portfolio (ensuring that each Fund at  all
times   will   have  in  its   portfolios   the
securities which it may be obligated to deliver
if the options are exercised).  The "writer" of
a  call  option gives to the purchaser of  that
option the right to buy the underlying security
from the writer at the exercise price prior  to
the  expiration date of the call.  Call options
are  generally written for periods of less than
six  months.  Each Fund may write covered  call
options on securities in its portfolios  in  an
attempt  to  realize a greater  current  return
than  would be realized on the securities alone
or  to provide greater flexibility in disposing
of  such securities.  Each Fund may also  write
call  options  to  partially hedge  a  possible
stock  market  decline.   Because  each  Fund's
objective  is  growth of capital, covered  call
options would not be written except at  a  time
when  it  is  believed that the  price  of  the
common stock on which the call is being written
will  not rise in the near future and the  Fund
does  not  desire to sell the common stock  for
tax  or other reasons.  The writer of a covered
call  option receives a premium for undertaking
the  obligation to sell the underlying security
at  a  fixed price during the option period  if
the  option is exercised.  So long as each Fund
remains obligated as a writer of covered calls,
it  foregoes  the opportunity  to  profit  from
increases   in   the  market  prices   of   the
underlying securities above the exercise prices
of  the options, except insofar as the premiums
represent such profits, and retain the risk  of
loss   should  the  value  of  the   underlying
securities  decline.  Each Fund may also  enter
into  "closing purchase transactions" in  order
to  terminate its obligations as  a  writer  of
covered call options prior to the expiration of
the options.  Although limiting writing covered
call  options  to  those which  are  traded  on
national  securities  exchanges  increases  the
likelihood  of  being  able  to  make   closing
purchase  transactions, there is  no  assurance
that  each  Fund  will be able to  effect  such
transactions at any particular time  or  at  an
acceptable price.  If each Fund was  unable  to
enter into a closing purchase transaction,  the
principal risks to each Fund would be the  loss
of  any  capital appreciation of the underlying
security  in excess of the exercise  price  and
the  inability to sell the underlying  security
in  a  down  market until the call  option  was
terminated.    The  writing  of  covered   call
options  could  result in an  increase  in  the
portfolio   turnover   rate   of   each   Fund,
especially during periods when market prices of the underlying securities appreciate.

            Short Sales.  The Mid Cap Fund also
may  engage  in  short sales of  securities  by
selling   securities  it  does   not   own   in
anticipation  of a decline in the market  value
of    those   securities.    To   effect   such
transactions, the Fund must borrow the security
to  make  delivery to a buyer  and  then  later
replace the borrowed security by purchasing  it
at   market  price.   The  Adviser   may   sell
securities short in anticipation of  a  decline
in  the price of the security between the  time
it  is  sold  and the time it is purchased  for
replacement.   However, the actual  replacement
price of the security may be more or less  than
the  price at the time of sale.  The Fund  will
realize a gain if its replacement price is less
than the sale price, but will experience a loss
if  there  is an increase in price.   The  Fund
also will incur transaction costs, including interest expenses, and will be required to make margin deposits with brokers until the short position is closed out.

     No securities will be sold short if, after
giving effect to any short sales, the value  of
all  securities sold short would exceed 25%  of
the Fund's net assets.  The Fund will place  in
a  segregated  account with  its  custodian  an
amount  of  cash or U.S. government  securities
equal  to the difference between (i) the market
value of the securities sold short at the  time
of   sale  and  (ii)  any  cash  or  securities
required  by  the  broker to  be  deposited  as
margin  for  the  short  sale  (excluding   the
proceeds of the short sale).  The value of U.S.
government   securities   and   cash   in   the
segregated  account will be  marked  to  market
daily and additional deposits will be added  if
the   value   of  the  Fund's  short   position
declines. At all times, however, the deposits in the segregated account together with the amounts held by the broker as margin will not be less than the initial market value of the securities sold short.

     All of the Funds may sell short securities identical to ones that they own in their portfolios.

                                                 Forward Commitments.
Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Fund holds, and maintains until the settlement date in a segregated account with the Funds' custodian, cash or Short-term Debt Obligations in an amount sufficient to meet the purchase price. These debt obligations will be marked to market on a daily basis and additional liquid assets will be added to such segregated accounts as required. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

                                                 Warrants.  The Funds
may invest in warrants purchased as units or attached to securities purchased by the series. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

            Illiquid Securities.  Securities
which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty, or may even be legally precluded from, selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments that are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

            The principal risk of investing in
illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

            Alternative Strategies.  At times
each Fund's advisor may judge that market conditions make pursuing the fund's investment strategies inconsistent with the best interests of its shareholders. Each fund's advisor may then temporarily use alternative strategies that are mainly designed to limit the fund's losses. These alternative strategies may include the purchase of debt, money market investments and other investments not consistent with the investment strategies of the fund. Although each fund's advisor has the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

            Portfolio Turnover.   A change in
securities  held  by  a  Fund  is  known   as
"portfolio   turnover"  and   almost   always
involves the payment by the Fund of brokerage
commissions  or  dealer  markups  and   other
transaction  costs on the sale of  securities
as   well  as  on  the  reinvestment  of  the
proceeds  in other securities. High portfolio
turnover  involves  correspondingly   greater
brokerage  commissions and other  transaction
costs,  which will be borne directly  by  the
Fund   and   may   affect   taxes   paid   by
shareholders to the extent short-term gains are distributed. Portfolio turnover is not a limiting factor with respect to investment decisions by any Fund.

      The  portfolio turnover rates  for  the
Funds  for  their  fiscal  years  ended  2000
(April  1,  1999  to March  31,  2000),  2001
(April  1, 2000 to March 31, 2001)  and  2002
(April 1, 2001 to March 31, 2002) were as follows:

                         2000   2001                      2002
Small Cap Fund           145%   76%                       93%
Mid Cap Fund             153%   75%                       88%
Growth and Income Fund     78%       64%                  46%
Emerging Markets Fund      31%        42%                 38%
Foreign Value Fund         30%        45%                   9%

     INVESTMENT RESTRICTIONS OF THE FUNDS

      As fundamental policies, which may not be changed without "a vote of the majority of the outstanding voting securities" of a Fund (as defined below), a Fund will not take any of the following actions:

       (1) purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer;

       (2) purchase any security if as a result
any  Fund would then have more than 10% of  the
value  of  its  net  assets (taken  at  current
value)  invested in any of the following  types
of   investment  vehicles:  in  securities   of
companies  (including predecessors)  less  than
three  years old, in securities which  are  not
readily  marketable,  in securities  which  are
subject to legal or contractual restrictions on
resale   ("restricted   securities")   and   in
repurchase agreements which have a maturity longer than seven (7) days, provided, however, that no Fund may invest more than 15% of its assets in illiquid securities;

        (3)  make short sales of securities  or
maintain a short position, if, for the Mid  Cap
Fund,  as  a result the value of all securities
sold  short would exceed 25% of the Fund's  net
assets; or, for all other Funds, unless at  all
times  when  a  short  position  is  open   the
particular  Fund owns an equal amount  of  such
securities or securities convertible  into,  or
exchangeable  without payment  of  any  further
consideration for, securities of the same issue
as, and equal in amount to, the securities sold
short,  and  unless not more than  10%  of  the
Fund's  net assets (taken at current value)  is
held  as  collateral for such sales at any  one
time.   Such  sales  of securities  subject  to
outstanding options would not be made. A Fund may maintain short positions in a stock index by selling futures contracts on that index.;

        (4)  issue  senior  securities,  borrow
money  or pledge its assets except that a  Fund
may  borrow  from  a  bank  for  temporary   or
emergency purposes in amounts not exceeding 10%
(taken  at the lower of cost or current  value)
of  its  total assets (not including the amount
borrowed) and pledge its assets to secure  such
borrowings.   A  Fund  will  not  purchase  any
additional portfolio securities so long as  its
borrowings amount to more than 5% of its  total
assets.   (For  purposes of  this  restriction,
collateral arrangements with respect to the writing of covered call options and options on index futures and collateral arrangements with respect to margin for a stock index future are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of stock index futures or the purchase of related options are deemed to be the issuance of a senior security.);

       (5) purchase or retain securities of any
company  if,  to the knowledge  of  the  Funds,
officers  and Trustees of the Funds or  of  the
Manager  or  of  the Advisor of the  particular
Funds who individually own more than 1/2 of  1%
of the securities of that company together own beneficially more than 5% of such securities;

       (6) buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

        (7)  act as underwriter except  to  the
extent that, in connection with the disposition of Fund securities, it may be deemed to be an underwriter under certain provisions of the federal securities laws;

        (8) make investments for the purpose of
exercising control or management;

        (9) participate on a joint or joint and
several   basis  in  any  trading  account   in
securities;

       (10) write, purchase, or sell puts, calls or combinations thereof, except that the Fund may
(i) write covered call options with respect to all of its portfolio securities; (ii) purchase put options and call options on widely recognized securities indices, common stock of individual companies or baskets of individual companies in a particular industry or sector; (iii) purchase and write call options on stock index futures and on stock indices; (iv) sell and purchase such options to terminate existing positions;

       (11) invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies that invest in or sponsor such programs;

       (12)                                      make loans, except
(i) through the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness of a type commonly sold privately to financial institutions, (ii) through repurchase agreements and loans of portfolio securities (limited to 30% of the value of a Fund's total assets). The purchase of a portion of an issue of such securities distributed publicly, whether or not such purchase is made on the original issuance, is not considered the making of a loan; or

       (13) invest more than 25% of the value of its total assets in any one industry.

     Although certain of these policies
envision a Fund maintaining a position in a stock index by selling futures contracts on that index and also envision that under certain conditions one or more Funds may engage in transactions in stock index futures and related options, the Funds do not currently intend to engage in such transactions. The fund has no intention of purchasing or selling commodities or commodity contracts, except that the funds may purchase and sell financial futures contracts and options.

      No  more than 5% of the value of a Fund's
total  assets  will be invested  in  repurchase
agreements that have maturity longer than seven
(7)    days.     (Investments   in   repurchase
agreements which have a longer maturity are not
considered to be readily marketable  and  their
purchase  is therefore also restricted  as  set
forth  in  restriction number (2)  above).   In
addition, a Fund will not enter into repurchase agreements with a securities dealer if such transactions constitute the purchase of an interest in such dealer under the Investment
Company Act of 1940.

     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

      As provided in the Investment Company Act
of   1940,  a  "vote  of  a  majority  of   the
outstanding  voting  securities"  necessary  to
amend a fundamental policy as to any Fund means
the  affirmative vote of the lesser of (1) more
than 50% of the outstanding shares of such Fund
or  (2) 67% or more of the shares of such  Fund
present  at a meeting if more than 50%  of  the
outstanding  shares  are  represented  at   the
meeting in person or by proxy.



            MANAGEMENT OF THE FUNDS

      The Trustees of the Trust are responsible
for  protecting the interests of  shareholders.
The  Trustees meet periodically throughout  the
year  to oversee the Funds' activities,  review
contractual  arrangements with  companies  that
provide  services to the Funds and  review  the
Funds'   performance.   The  majority  of   the
Trustees are otherwise not affiliated with the Funds.


Non-Interested Trustees
                    Position with                Number of
                    Fund, Term of                Portfolios in
           Other
                    Office, And                  Fund Complex
Directorships
                    Length of                    Principal
           Occupation(s)     Overseen by        Held By
Name, Address1 and (Age)           Time Served2  During Past Five
     Years3    Director                          Director

Robert M. Armstrong (63)                         Trustee
President, Alumni Career                         5      Director of
Alumni
                                Services,  Inc.
(consulting firm);                               Career Services,
                                        formerly
Associate,                               Harvard
University,
                                       Keystone
Associates                    Graduate School
                                        (career
management);                                     of Business
                                 Director    of
Alumni Career                                    Administration;
                                  Services,     Harvard
University,
Director of Concord-
                              Graduate School of                 Carlisle
Community
                                       Business
Administration;                                    Chest
                                 Director    of
Concord-Carlisle
                              Community Chest

John M. Bulbrook (59)                            Trustee    CEO,
Treasurer and Director,                          5      Director,
John M.
                              John M. Bulbrook              Bulbrook
Insurance
                              Insurance Agency,
Inc.                Agency, Inc.

Edward E. Burrows (69)                              Trustee
Independent consulting                           5      Former
Director
                                                 actuary - employee
benefit                                          of Actuarial
                                                 plans;  formerly
Vice President                                   Services, Mintz,
                                                 and Director of
Actuarial Services,                              Levin, Cohn,
                                                 Mintz, Levin, Cohn,
Ferris,                                          Ferris, Glovsky,
                                                 Glovsky and Popeo,
PC                            and Popeo, PC
                                                 (law
firm/consulting);
                                                 formerly President,
The Pentad
                                                 Corporation
(employee benefit
                                                 consultants and
actuaries).

Joseph J. Caruso (59)                               Trustee
Principal, Bantam Group, Inc.                    5      None
                              (since 1999)

David A. Umstead (59)                               Trustee
President, Cape Ann Capital, Inc.                   5       None
                                                      (since 2001)

Interested Trustees4 and Officers


Frederick S. Marius (38)5                           Clerk,
President, General Counsel,                      N/A        None

Vice President U. S. Boston Capital Corporation

Leon Okurowski (59)6                                Trustee,
Director and Vice President,                     5      Director,
                              Vice President,    U.S. Boston Capital
Quantitative

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Willard L. Umphrey (61)                             Trustee,
Director, U.S. Boston                            5      Director,
                              President,         Capital Corporation
Quantitative

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
     1. The mailing address of each of the officers
and  Trustees is 55 Old Bedford Road,  Lincoln,
Massachusetts 01773.
      2.  Except  as otherwise indicated,  each
individual has held the position(s)  shown  for
at  least  the last five years.  Each  Director
serves for an indefinite term, until her or his
successor is elected.
3.  The  principal occupations of the  officers
and  Trustees for the last five years have been
with  the  employers shown above,  although  in
some  cases they have held different  positions
with such employers, with the exception of  Mr.
Marius  who was employed by Putnam Investments,
Inc. from 1992 to 1999 as in-house counsel  and
who   joined  U.S.  Boston  Capital  Corp.  and
Quantitative Advisors in 1999.
4.    Messrs.   Umphrey   and   Okurowski   are
"interested   persons"  (as  defined   in   the
Investment Company Act of 1940, as amended, the
("1940 Act")) of the Funds, the Manager  or  an
Advisor.   They  have  been  determined  to  be
"Interested Trustees" by virtue of, among other
things,  their affiliation with one or more  of
the  following entities: the Trust, the  Fund's
investment  advisor, Quantitative Advisors  and
the  Fund's  distributor, U.S.  Boston  Capital
Corporation.
5.   Mr.  Marius  is  also  the  President  and
General    Counsel   for   both   the    Fund's
Distributor,  U.S.  Boston Capital  Corporation
and the Fund's investment advisor, Quantitative
Advisors.
6.  Mr. Okurowski is also Vice President of the
Fund's   Distributor,   U.S.   Boston   Capital
Corporation   and  Treasurer  of   the   Fund's
investment advisor, Quantitative Advisors.


      Each  Non-Interested Trustee receives  an
annual  fee  of $4,000.  For services  rendered
during  the fiscal year ended March  31,  2002,
the   Funds  paid  Trustees'  fees  aggregating
$28,000. The Trust pays no compensation to its officers or to its Trustees who are Interested
Persons thereof.

    The following Compensation Table provides, in tabular form, the following data:

Column    (1)   All   Trustees   who    receive
compensation from the Trust.
Column (2)  Aggregate compensation received  by
a Trustee from all series of the Trust.
Columns  (3)  and  (4)  Pension  or  retirement
benefits accrued or proposed to be paid by  the
Trust.   The  Trust does not pay  its  Trustees
such benefits.
Column  (5)  Total compensation received  by  a
Trustee   from   the  Trust  plus  compensation
received from all Funds managed by the Manager for which a Trustee serves. As there are no such Funds other than the series of the Trust, this figure is identical to column (2).

              Compensation Table
   for the fiscal year ended March 31, 2002


Pension or                            Total

Retirement       Estimated      Compensation
               Aggregate      Benefits Accrued               Annual
Benefits         From the Trust
Name of Person,               Compensation             As Part of Fund
Upon and Fund Complex
 Position                     from the Trust                 Expenses
Retirement       Paid to Trustee

Robert M. Armstrong,                 $4,000                       N/A
N/A        $4,000
Trustee

John M. Bulbrook,                    $4,000                       N/A
N/A        $4,000
Trustee

Edward E. Burrows,                   $4,000                       N/A
N/A        $4,000
Trustee

Joseph J. Caruso,
Trustee                                  $4,000
N/A             N/A                     $4,000

Leon Okurowski,                      $4,000                       N/A
N/A        $4,000
Trustee

Willard L. Umphrey,                  $4,000                       N/A
N/A        $4,000
Trustee

David                 A.                Umstead
$1,000                                      N/A
N/A        $1,000
Trustee

Ron Zwanziger*                $3,000       N/A              N/A
$3,000

*Mr. Zwanziger resigned as a Trustee of the Fund on September 19, 2001.

      The Trust's Agreement and Declaration  of
Trust  provides  that the Funds will  indemnify
their Trustees and officers against liabilities
and  expenses incurred in connection  with  the
litigation  in  which  they  may  be   involved
because of their offices with the Funds, except
if  it is determined in the manner specified in
the  Agreement  and Declaration of  Trust  that
they  have  not  acted in  good  faith  in  the
reasonable  belief that their actions  were  in
the  best  interests of the Funds or that  such
indemnification would relieve  any  officer  or
Trustee of any liability to the Funds or  their
shareholders  by reason of willful misfeasance,
bad   faith,   gross  negligence  or   reckless
disregard of his or her duties. The Funds, at their expense, will provide liability insurance for the benefit of their Trustees and officers.

    Messrs.  Umphrey and Okurowski, as officers
of   the  Manager  and  the  Distributor,  will
benefit from the management and distribution fees paid or allowed by the Funds.

    At June 30, 2002, the officers and Trustees
as  a group owned in the aggregate 0.93% of the
outstanding  Ordinary Shares of the  Small  Cap
Fund,  6.32%  of the outstanding  Institutional
Shares  of  the Small Cap Fund,  1.41%  of  the
outstanding  Ordinary Shares  of  the  Mid  Cap
Fund,  8.23%  of the outstanding  Institutional
Shares  of  the  Mid  Cap Fund,  1.32%  of  the
outstanding Ordinary Shares of the  Growth  and
Income   Fund,   10.92%  of   the   outstanding
Institutional Shares of the Growth  and  Income
Fund,  1.76% of the outstanding Ordinary Shares
of  the  Emerging Markets Fund, 12.54%  of  the
outstanding   Institutional   Shares   of   the
Emerging Markets Fund, 0.93% of the outstanding
Ordinary Shares of the Foreign Value Fund,  and
67.33% of the outstanding Institutional Shares of the Foreign Value Fund.

         Trustee Share Ownership Table
 For the Calendar Year ended December 31, 2001

                                                                 Aggregate
                                            Dollar
Range          Dollar Range       Dollar Range      Dollar Range
                          Dollar Range      Dollar
Range          Of Equity          of Equity         of Equity         of
Equity
                           of   Equity  of  Equity
Securities in  Securities in      Securities in     Securities in
                               Securities       in
Securities in  Growth and         Emerging          Foreign
Quant Fund
Name  of Director                  Small Cap  Fund
Mid  Cap  Fund    Income Fund        Markets  Fund
Value Fund               Complex

Non-Interested Directors:
Robert M. Armstrong      $10,001-$50,000   None     $10,001-$50,000
None None                                  $50,001-$100,000
John M. Bulbrook         over $100,000     None     over $100,000
over $100,000  over $100,000               over $100,000
Edward E. Burrows        $10,001-$50,000   None     NoneNone     None
$10,001-$50,000
Joseph J. Caruso         $10,001-$50,000   None     NoneNone     None
$10,001-$50,000
David A. Umstead         None     None     None     NoneNone
None

Interested Directors:
Leon Okurowski over $100,000      over $100,000     over $100,000     $1-
$10,000        over $100,000               over $100,000
Willard L. Umphrey       over $100,000     None     $10,001-$50,000
over $100,000            over $100,000              over $100,000

              Committee Structure
The   following   table  outlines   the   standing
committees of the Trustees:

                                                      Number of Meetings
Name of Committee                 Functions           Members
During Last Fiscal Year
Audit          To approve independent Auditors        Armstrong, Burrows,
Umstead                        1
            and to review Audit results

Nominating* To review candidates and give             Armstrong, Burrows,
Caruso                      2
            recommendations of new Trustees
            to the full Board

Pricing        To discuss pricing anomalies           Bulbrook, Umphrey,
Umstead                     2
            as outlined in the Fund's
            Pricing Procedures

*The Nominating Committee does not currently consider nominees for director recommended by shareholders.

 Control Persons and Principal Holders of Fund
                    Shares
              As of June 30, 2002

      Each of the following persons owned 5% or more of the classes of the following Funds.
Beneficial owners of 25% or more of Class are presumed to be in control of the Class for the purposes of voting on certain matters submitted to shareholders.

Small Cap Fund

              Name          and         Address
% of Outstanding Institutional Shares
      The  Max  &  Victoria Dreyfus Foundation,
Inc.
     c/o Columbia Partners, LLC
     1775 Pennsylvania Avenue, N.W., 10th Floor
     Washington, D.C.                            2000619.37%

     Temple Preservation Foundation
     1733 16th Street, N.W.
     Washington, D.C.                            2000910.94%

     The John Dickson Home
     c/o Columbia Partners, LLC
     1775 Pennsylvania Avenue, N.W., 10th Floor
     Washington, DC  20006                       10.90%

     USB Corporation
     55 Old Bedford Road
     Lincoln, MA 01773                            9.27%

     National Postal Forum
     3998 Fair Ridge Drive
     Fairfax, VA  22033                          8.81%

     NSCC FSI/Fund/Serv Omnibus Account
     55 Old Bedford Road
     Lincoln, MA  01773                          7.04%

     The Henry & Annie Hurt Home for the Blind
     c/o Columbia Partners, LLC
     1775 Pennsylvania Avenue, N.W., 10th Floor
     Washington, DC  20006                       5.01%


Mid Cap Fund

              Name          and         Address
% of Outstanding Ordinary Shares
     Mr. George H. Howell
     107 Dudley Road
     Wayland, MA 01778                           7.54%



% of Outstanding Institutional Shares

     Millwrights & Machinery Erectors
     Local 1545, Pension Plan
     c/o Columbia Partners, LLC
     1775 Pennsylvania Avenue, 10th Floor
     Washington, D.C.  20006                     57.06%

     USB Corporation
     55 Old Bedford Road
     Lincoln, MA  01773                          18.20%

     Mr. James E. and Ms. Sandra G. Jones
     9 Stone Creek Park
     Owensboro, KY                               42303  5.88%


Growth and Income Fund

              Name          and         Address
% of Outstanding Institutional Shares
     USB Corporation
     55 Old Bedford Road
     Lincoln, MA  01773                          41.85%

     Hillcrest Consulting Retirement Trust
     P.O. Box 0-1
     Carmel, CA  93921                           15.85%

     NSCC FSI/Fund/Serv Omnibus Account
     55 Old Bedford Road
     Lincoln, MA  01773                           9.39%

      National  Investors Services Corp/Omnibus
Account
     55 Water Street
     New York, NY  10041-3299                      5.80%

Emerging Markets Fund

              Name          and         Address
% of Outstanding Institutional Shares

     NSCC FSI/Fund/Serv Omnibus Account
     55 Old Bedford Road
     Lincoln, MA  01773                          85.42%

     U.S. Boston Corp. PSRP A/C W.L. Umphrey
     55 Old Bedford Road
     Lincoln, MA  01773                          10.36%

Foreign Value Fund

                     Name      and      Address
% of Outstanding Institutional Shares

     U.S. Boston Corp. PSRP A/C W.L. Umphrey
     55 Old Bedford Road
     Lincoln, MA  01773                          47.35%

     USB Corporation
     55 Old Bedford Road
     Lincoln, MA  01773                          16.11%

     Leon Okurowski
     50 Musterfield Road
     Concord, MA  01742                          13.42%

     Bernard R. and Lorraine B. Horn, Jr.
     99 Beaver Road
     Reading, MA  01867                          10.55%

     NSCC FSI/Fund/Serv Omnibus Account
     55 Old Bedford Road
     Lincoln, MA  01773                            6.00%

     Lawrie W. Okurowski
     50 Musterfield Road
     Concord, MA  01742                           5.97%

The Manager and Management Contract

          Each Fund employs a quantitative
investment approach to selecting investments among other considerations. Each approach generally is developed as a result of research conducted by a team of individuals. The same investment strategy used to manage a particular
Fund also may be used to manage separate institutional accounts maintained at the
Manager or Advisor.

      The  Manager  is an affiliate  of  U.S.
Boston   Capital  Corporation,   the   Funds'
Distributor,   which  is   a   wholly   owned
subsidiary   of   U.S.  Boston   Corporation.
Willard L. Umphrey, CFA President and Trustee
of  the Funds, Leon Okurowski, Treasurer  and
Trustee   of  the  Funds,  individually   and
jointly with their spouses, together own 100%
of    the    Manager's   outstanding   voting
securities. Messrs. Umphrey and Okurowski also are affiliates of U.S. Boston Capital
Corporation.

       Under  the  terms  of  the  management
agreement,  the Manager may, subject  to  the
approval  of the Trustees, manage  the  Funds
itself  or,  subject to the approval  by  the
Trustees,    select   sub    advisors    (the
"Advisors") to manage certain of  the  Funds.
In  the latter case, the Manager monitors the
Advisors'  investment  program  and  results,
reviews     brokerage    matters,    oversees
compliance by the Funds with various  federal
and   state  statutes  and  the  Funds'   own
investment    objectives,    policies,    and
restrictions  and carries out the  directives
of  the  Trustees. In each case, the  Manager
also  provides  the Funds with office  space,
office equipment, and personnel necessary  to
operate  and administer the Funds'  business,
and    provides   general   management    and
administrative   services   to   the   Funds,
including overall supervisory responsibility for the general management and investment of the Funds' securities portfolios and for the provision of services by third parties such as the Funds' custodian.

     The Management Contract continues in force
from  year  to year, but only so  long  as  its
continuance  is approved at least  annually  by
(i)  vote,  cast in person at a meeting  called
for   the  purpose,  of  a  majority  of  those
Trustees  who are not "interested persons"  (as
defined in the 1940 Act) of the Manager or  the
Funds, and by (ii) either the majority vote  of
all  the Trustees or the vote of a majority  of
the outstanding voting securities of each Fund.
The     Management    Contract    automatically
terminates on assignment, and is terminable on 60 days' written notice by either party.

      In  addition to the management  fee,  the
Funds  pay  all  expenses not  assumed  by  the
Manager,  including, without  limitation,  fees
and expenses of the Trustees, interest charges,
taxes, brokerage commissions, expenses of issue
or  redemption of shares, fees and expenses  of
registering and qualifying the Trust and shares
of  the respective Funds for distribution under
federal and state laws and regulations, charges
of  custodians,  auditing and  legal  expenses,
expenses of determining net asset value of  the
Funds'   shares,   reports   to   shareholders,
expenses  of meetings of shareholders, expenses
of   printing  and  mailing  prospectuses   and
proxies  to  existing shareholders,  and  their
proportionate share of insurance  premiums  and
professional  association dues or  assessments.
All  general Fund expenses are allocated  among
and  charged  to  the assets of the  respective
Funds  on  a basis that the Trustees deem  fair
and  equitable,  which  may  be  based  on  the
relative net assets of each Fund or the  nature
of   the   services  performed   and   relative
applicability to each Fund. The Funds are also responsible for such non-recurring expenses as may arise, including litigation in which the Funds may be a party, and other expenses as determined by the Trustees. The Funds may have an obligation to indemnify their officers and Trustees with respect to such litigation.

     The Funds have received an exemptive order from the SEC that permits the Manager, subject to certain conditions, to enter into or amend an Advisory Contract without obtaining shareholder approval. With Trustee approval, the Manager may employ a new Advisor for a Fund, change the terms of the Advisory
Contracts, or enter into new Advisory Contracts with the Advisors. The Manager retains ultimate responsibility to oversee the Advisers and to recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate the Advisory
Contract applicable to that Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Advisor changes or other material amendments to an Advisory
Contract that occurs under these arrangements.

     As compensation for services rendered, the
Funds  pay  the Manager a monthly  fee  at  the
annual rate of:  1.00% of the average daily net
asset value of the Small Cap Fund, Mid Cap Fund
and  the Foreign Value Fund (this fee is higher
than   that   paid  by  most  other  investment
companies);  0.80%  of the  average  daily  net
asset  value of the Emerging Markets Fund;  and
0.75%  of the average daily net asset value  of
the   Growth  and  Income  Fund.  For  services
rendered  to  the  Small Cap  Fund  during  the
fiscal  years  ended March 31, 2002,  2001  and
2000,  the  Manager received fees of  $732,338,
$752,352   and  $614,633,  respectively.    For
services  rendered to the Mid Cap  Fund  during
the fiscal years ended March 31, 2002, 2001 and
2000,  the  Manager received fees of  $160,654,
$184,088   and  $150,343,  respectively.    For
services rendered to the Growth and Income Fund
during  the fiscal years ended March 31,  2002,
2001  and  2000, the Manager received  fees  of
$451,444,  $634,257 and $601,110, respectively.
For  services rendered to the Emerging  Markets
Fund  during the fiscal years ended  March  31,
2002, 2001 and 2000, the Manager received  fees
of  $92,389,  $103,755, $107,302, respectively.
For services rendered to the Foreign Value Fund
during  the fiscal year ended March  31,  2002,
2001  and  2000, the Manager received  fees  of
$213,860,  $146,474  and $121,504.   Such  fees
were  rebated  by  the Manager  to  the  extent
required   to   comply  with  its   contractual
undertaking to assume certain expenses of the Small Cap Fund and the Growth and Income Fund, in excess of 2.00% of such Fund's average net assets and such fees were also waived by the Manager to the extent required to comply with its voluntary undertaking to assume certain expenses of the Emerging Markets Fund in excess of 2.25%, respectively, of such Funds' average net assets.

Advisory Contracts

      Pursuant  to an Advisory Contract  with
the  Manager, the Advisor to a Fund furnishes
continuously  an investment program  for  the
Fund, makes investment decisions on behalf of
the  Fund, places all orders for the purchase
and  sale  of portfolio investments  for  the
Fund's   account  with  brokers  or   dealers
selected  by  such Advisor  and  may  perform
certain   limited,   related   administrative
functions in connection therewith.

      Each  Advisory Contract provides that  it
will  continue in force for two years from  its
date,  and  from  year to year thereafter,  but
only so long as its continuance is approved  at
least annually by (i) vote, cast in person at a
meeting  called for the purpose, of a  majority
of  those  Trustees  who  are  not  "interested
persons"  (as defined in the 1940 Act)  of  the
Advisor, the Manager or the Funds, and by  (ii)
either the majority vote of all of the Trustees
or  the  vote  of a majority of the outstanding
voting  securities of each  Fund  to  which  it
relates.    Each  Advisory  Contract   may   be
terminated without penalty with respect to  any
Fund   by   vote   of  the  Trustees   or   the
shareholders of that Fund, or by the Manager on
not less than 30 nor more than 60 days' written
notice or by the particular Advisor on not less
than 30 nor more than 60 days', or no less than
150  days'  written notice,  depending  on  the
Fund.  Each  Advisory Contract may  be  amended
with respect to any Fund without a vote of  the
shareholders  of  that  Fund.   Each   Advisory
Contract also terminates without payment of any
penalty in the event of its assignment  and  in
the  event  that for any reason the  Management
Contract  between  the Funds  and  the  Manager
terminates generally or terminates with respect
to   that   particular  Fund.    The   Trustees
evaluate, among other things, the profitability and financial standing of each Advisor when considering the renewal of each contract.

      Each Advisory Contract provides that  the
Advisor  shall not be subject to any  liability
to  the  Funds  or  to the Manager  or  to  any
shareholder  of  the  Funds  for  any  act   or
omission in the course of or connected with the
rendering of services thereunder in the absence
of   willful  misfeasance,  bad  faith,   gross
negligence or reckless disregard of its duties on the part of the Advisor.

      For services rendered, the Manager pays
to  the  Advisor of a fund a fee based  on  a
percentage  of  the average daily  net  asset
value  of the Fund. The fee for each fund  is
determined separately.  The fees paid by  the
Manager to the Advisors of the Funds  are  as
follows:   Small Cap Fund - 0.50% of  average
daily  total net assets; Mid Cap Fund - 0.40%
of average daily total net assets; Growth and
Income Fund - 0.375% of the first $20 million
and 0.30% of amounts in excess of $20 million
of  average daily total net assets,  with  an
annual minimum of $25,000; Foreign Value Fund
-  (i)  0.35% of the aggregate average  daily
net asset value of the Fund for assets in the
Fund  up  to  $35 million (ii) 0.40%  of  the
aggregate  average daily net asset  value  of
the  Fund  for  assets in the Fund  over  $35
million  and  up  to $200 million  and  (iii)
0.50%  of  the  aggregate average  daily  net
asset value of the Fund for assets over  $200
million; and Emerging Markets Fund - 0.40% of average daily total net assets.

      For services rendered during the fiscal
year  ended March 31, 2002, the Manager  paid
to  the Advisors of the following Funds  fees
in   amounts  equivalent  to  the   following
percentages of average daily net asset value:
Small Cap Fund - 0.50%; Mid Cap Fund - 0.40%,
Growth  and  Income Fund -  0.319%;  Emerging
Markets Fund - 0.40%, and Foreign Value  Fund
-  0.35%. For services rendered to the  Small
Cap  Fund during the fiscal years ended March
31,  2002.  2001  and  2000,  the  applicable
Advisor  received fees of $366,168,  $376,176
and  $307,314,  respectively.   For  services
rendered  to  the  Mid Cap  Fund  during  the
fiscal  years ended March 31, 2002, 2001  and
2000, the applicable advisor received fees of
$64,261,  $73,635 and $60,136,  respectively.
For  services  rendered  to  the  Growth  and
Income  Fund  during the fiscal  years  ended
March 31, 2002, 2001 and 2000, the applicable
Advisor  received fees of $195,577,  $268,703
and  $255,442,  respectively.   For  services
rendered to the Emerging Markets Fund  during
the  fiscal years ended March 31, 2002,  2001
and  2000,  the  applicable Advisor  received
fees   of   $46,194,  $51,877  and   $53,650,
respectively. For services rendered to the Foreign Value Fund during the fiscal year ended March 31, 2002, 2001 and 2000, the applicable Advisor received fees of $71,135, $51,266 and $42,526.



Quant Small Cap Fund
Quant Mid Cap Fund

     Columbia Partners, L.L.C., Investment
Management, 1775 Pennsylvania Ave., NW,
Washington, DC 20006 ("Columbia Partners") serves as Advisor to the Small Cap Fund and the Mid Cap Fund. As of June 30, 2002, tThe firm presently hasmanaged over approximately $1$1.9 billion in assets under management for individual, pension plan and endowment accounts. Robert A. von Pentz, CFAChief
Investment Officer, has headed Equity
investments since 1996, and is the lead
portfolio manager for the Mid Cap Fund. managed the Small Cap and Mid Cap Funds since July
1996.  He and Rhys Williams manage the Small
Cap Fund with Mr. Williams leading the day to day effort.

     Mr. von Pentz is a founder of Columbia
Partners and previously served as chairman of the board and chief financial officer of Riggs
Investment Management Corporation, where he worked from 1989 to 1995.

     Rhys Williams joined Columbia Partners in
1997, and

       served as a Senior Vice President at
Prudential Securities prior to joining Columbia
Partners.

     Terence Collins, Robert von Pentz, Rhys
Williams, Galway Capital Management, Landon
Butler, Paul Kelley, John McKernan and Glen
Lester Fant III are control persons of Columbia
Partners L.L.C.

Quant Growth and Income Fund

     SSgA Funds Management, Inc. ("SSgA FM"),
Two  International Place, Boston, MA   02110,
serves  as  Advisor to the Growth and  Income
Fund.   SSgA  FM is a wholly owned subsidiary
of State Street Corporation, a publicly owned
bank  holding company.  As of June 30,  2002,
SSgA  FM  had over $61 billion in assets  for
registered investment companies. SSgA  FM  is
one   of  the  State  Street  Global  Advisor
companies ("SSgA"), comprised of all  of  the
investment  management  affiliates  of  State
Street  Corporation.  SSgA  has  managed  the
Growth and Income Fund continuously since the
Fund's  inception.  In response to the Gramm-
Leach-Bliley  Act, SSgA created  SSgA  FM  to
provide   investment  advisory  services   to
registered  investment companies.   The  team
presently  at  SSgA Fm presently  responsible
for  the  daily management of the Growth  and
Income  Fund  includes Steve  McCarthy,  CFA,
Daniel  Peirce,  PhD and Joel  Thomson.   Mr.
McCarthy is a Lead Portfolio Manager at  SSgA
FM  and has been with SSgA since 1998.  Prior
to joining SSgA, Mr. McCarthy was a Portfolio
Manager at Batterymarch Financial Management.
Mr.  Peirce  has been with SSgA  since  2000.
Prior  to  joining  SSgA, Mr.  Peirce  was  a
Managing   Director  for   emerging   markets
research  at  Bank Boston.  Mr.  Thomson  has
been  with SSgA since 2000.  Prior to joining
SSgA,  Mr. Thomson worked within State Street
Corporation's Process Engineering Division as
a  Senior Consultant.  Gustaff V. Fish,  Jr.,
Agustin  Fleites,  Timothy  B.  Harbert   and
Mitchell H. Shames are Directors of SSgA FM and are therefore considered control persons.

Quant Emerging Markets Fund

     Independence Investment LLC, 53 State
Street, Boston, MA  02109, formerly
Independence International Associates, Inc. and
Boston International Advisors, Inc.
("Independence"), serves as Advisor to the
Emerging Markets Fund.  As of June 30, 2002,
the firm had over $1.5 billion in assets under
management in international portfolios of
pension and endowment funds, among others.
David P. Nolan, CFA manages the Emerging
Markets Fund.  Mr. Nolan manages emerging
markets and developed market portfolios at
Independence.  He has been in the industry
since 1984 and joined Independence in 1989.
Previously, Mr. Nolan worked for The Boston
Company and State Street Bank and Trust
Company.   John Hancock Subsidiaries LLC, John
Hancock Life Insurance Co., John Hancock
Financial Services, Inc., Mark Charles Lapman and Bradford Scot Greenleaf are control persons of Independence Investment LLC.

Quant Foreign Value Fund

     Polaris Capital Management, Inc., 125
Summer Street, Boston, MA 02110 ("Polaris") serves as Advisor to the Foreign Value Fund. As of June 30, 2002, the firm had over $50 million under management for institutional clients and wealthy individuals. The Foreign Value Fund is managed by Bernard R. Horn, Jr. Prior to founding Polaris in 1995; Mr. Horn worked as a portfolio manager at Horn & Company, Freedom
Capital Management Corporation, and MDT
Advisers, Inc.  Bernard R. Horn, Jr. and Edward
Wendell Jr. are both control persons of Polaris
Capital Management Inc.

Board Approval of the Existing Manager and
Advisory Contracts

     The Board of Trustees, including the Non-
Interested Trustees, considers matters bearing on each Fund's Manager and Advisory contracts at most of its meetings throughout the year.
While the full Board of Trustees or the Non-
Interested Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees is conducted through committees. The Non-
Interested Trustees meet frequently in
executive session and are advised by Non-
Interested legal counsel selected by the Non-
Interested Trustees. The Manager and Advisory contracts of the Funds are reviewed each year by the Board of Trustees to determine whether the contracts should be renewed for an additional one-year period. Renewal of the contracts requires the majority vote of the Board of Trustees, including a majority of the Non-Interested Trustees. The Board of Trustees consists of a majority of Non-Interested
Trustees.

     In general with their meetings, the
Trustees receive materials specifically
relating to the existing Manager and Advisory contracts. These materials generally include, among other items (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Funds, and
(iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Non-Interested Trustees, also considers periodically other material facts such as (1) the Manager's and/or Advisor's results and financial condition, (2) each Fund's investment objective and strategies and the size, education and experience of the Manager's and Advisors' investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Funds' shares, (4) the procedures employed to determine the value of the Funds' assets, (5) the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the Manager or Advisors and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services,
(6) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions and policies on personal securities transactions, and (7) when applicable, the contractual fee waivers and expense reimbursements agreed to by the Manager and/or Advisors.

     The Board of Trustees most recently
approved the renewal of the Manager and
Advisory contracts at their meeting held on April 22, 2002. In considering the Manager and
Advisory contracts, the Board of Trustees, including the Non-Interested Trustees, did not identify any single factor as determinative.
Matters considered by the Board of Trustees, including the Non-Interested Trustees, in connection with its approval of the Manager and Advisory contracts included the following:

     o the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

     o    whether each Fund has operated in
       accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

     o    the nature, quality, cost and extent of
       administrative and shareholder services
       performed by the Manager, Advisors and
       affiliated companies, under the existing
       Manager and Advisory contracts and under separate contracts covering transfer agency functions and administrative services.

     o    each Fund's expense ratio and expense
       ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the Manager and Advisors relating to such limitations and the amount and nature of fees paid by shareholders.
       The information on Manager and Advisory fees and expense ratios, as well as performance data, included both information compiled by the adviser and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called
       "fallout benefits" to the Manager or Advisors, such as the engagement of affiliates of the Manager or Advisors to provide distribution, brokerage and transfer agency services to the Fund, and the benefits of research made available to the Manager or Advisers by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating each Fund's Manager and Advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund.

     o the level of the Manager's and Advisors' profits in respect of the management of the Funds. They considered the profits realized by the Manager and Advisors in connection with the operation of each Fund.

     o whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Non-Interested Trustees, has concluded that any potential economies of scale are being shared between Fund shareholders and the Manager and Advisors in an appropriate manner.

     Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Non-Interested
Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Manager and Advisory contracts should be continued until April 21, 2003.

Distributor and Distribution Plan

      U.S. Boston Capital Corporation, 55 Old
Bedford     Road,    Lincoln,    MA     01773
("Distributor"), a Massachusetts  corporation
organized  April 23, 1970, is a broker-dealer
registered under the Securities Exchange  Act
of   1934   and  a  member  of  the  National
Association of Securities Dealers,  Inc.  The
Distributor  is an affiliated person  of  the
Funds'  Manager  by  virtue  of  being  under
common  ownership  with  the  Manager.    The
Distributor acts as the principal distributor
of  the  Funds' shares pursuant to a  written
agreement dated April 17, 1985 ("Distribution
Agreement").     Under    the    Distribution
Agreement,  the Distributor is not  obligated
to  sell any specific amount of shares of the
Funds  and  will purchase shares  for  resale
only   against   orders   for   shares.   The
Distribution   Agreement   calls   for    the
Distributor to use its best efforts to secure purchasers for shares of the Funds.

      To  permit the Funds to pay a monthly fee
to  the  Distributor, the Funds have adopted  a
distribution  plan (the "Plan")  on  behalf  of
their  ordinary classes pursuant to Rule  12b-1
under  the  1940 Act. The fee is  not  directly
tied to the Distributor's expenses. If expenses
exceed  the Distributor's fees, the  Funds  are
not  required to reimburse the Distributor  for
excess  expenses;  if  the  Distributor's  fees
exceed   the  expenses  of  distribution,   the
Distributor  may realize a profit.   The  Small
Cap,  Growth  and  Income and Emerging  Markets
Funds pay the Distributor a monthly fee at  the
annual  rate of 0.50% of the average net  asset
value of their respective ordinary class shares
held in shareholder accounts opened during  the
period the Plan is in effect, as determined  at
the  close  of  each business  day  during  the
month.  The Mid Cap and Foreign Value Funds pay
the  Distributor a monthly fee  at  the  annual
rate of 0.25% of the average net asset value of
their  respective Ordinary Shares.  Rule  12b-1
provides   that  any  payments   made   by   an
investment  company  to a distributor  must  be
made pursuant to a written plan describing  all
material  aspects of the proposed financing  of
distributions and that all agreements with  any
person  relating to implementation of the  plan
must  be  in writing.  Continuance of the  Plan
and  the  Distribution Agreement is subject  to
annual  approval  by a vote  of  the  Trustees,
including  a majority of the Trustees  who  are
not  "interested persons" of the Fund and  have
no direct or indirect financial interest in the
operation  of  the  plan or related  agreements
("Qualified  Trustees"), cast in  person  at  a
meeting  called for the purpose.  The Plan  may
be  terminated as to a Fund by the  vote  of  a
majority of the Qualified Trustees, or  by  the
vote  of  a majority of the outstanding  voting
securities   of   the   Fund.    All   material
amendments to the Plan must be approved by  the
Qualified   Trustees  and  any   amendment   to
increase materially the amount to be spent pursuant to the Plan must be approved by the vote of a majority of the outstanding voting securities of the Fund. The Trustees of the Funds review quarterly a written report of the amounts so expended and the purposes for which such expenditures were made. The Plans also terminate automatically upon assignment.

      For  the  fiscal year ended  March  31,
2002, the Funds' paid to the Distributor fees
pursuant  to  the  Plan:  Small  Cap  Fund  -
$318,724;  Growth and Income Fund - $293,599;
Emerging  Markets  Fund  -  $48,426;  Foreign
Value  Fund   - $51,824; and Mid Cap  Fund  -
$36,088 or 0.50% of the average net assets of the Ordinary Shares of the Small Cap, Growth and Income and Emerging Markets Funds and
0.25% of the average net assets of the Ordinary Shares of Mid Cap and Foreign Value
Fund.

     The Distributor also receives the deferred
sales    charges   withheld   from   redemption
proceeds,  see How to Redeem, and  may  benefit
from  its temporary holding of investors' funds
in   connection  with  certain  purchases   and
redemptions of shares of the Funds.

Custodian

     State  Street - Kansas City, ("Custodian")
is  the custodian of each Fund's securities and
cash.  The Custodian's responsibilities include
safekeeping and controlling the Funds' cash and
securities,  handling the receipt and  delivery
of    securities,   determining   income    and
collecting interest and dividends on the Funds'
investments,  maintaining  books  of   original
entry  for  portfolio and fund  accounting  and
other   required   books  and   accounts,   and
calculating the daily net asset value  of  each
class  of  shares of the Funds.  The  Custodian
does  not determine the investment policies  of
the  Funds or decide which securities the Funds
will  buy  or  sell.  The Funds  may,  however,
invest  in securities of the Custodian and  may
deal   with  the  Custodian  as  principal   in
securities  transactions.   Custodial  services
are  performed at the Custodian's office at 801
Pennsylvania Ave., Kansas City, MO 64105.

Transfer Agent

     Quantitative Institutional Services
("Transfer Agent"), a division of the Manager, is the transfer agent and dividend disbursing agent for each of the Funds. All mutual fund transfer, dividend disbursing and shareholder services activities are performed at the offices of Quantitative Institutional Services,
55 Old Bedford Road, Lincoln, Massachusetts
01773. Account balances and other shareholder inquiries can be directed to the Transfer Agent at 800-326-2151. Subject to the approval of the Trustees, the Transfer Agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase and sale orders and funds from certain investors. For its services, the Transfer Agent received a base fee of 0.16%. The Transfer Agent is also reimbursed for out of pocket expenses and for other services approved by the Trustees.

Independent Accountants

      PricewaterhouseCoopers LLP, located  at
1055   Broadway,  10th  Floor,  Kansas  City,
Missouri 64105, is the independent accountant
for  each  Fund.  The independent accountants
conduct   an  annual  audit  of  the   Funds'
financial   statements,   assist    in    the
preparation of federal and state income tax returns and consult with the Funds as to matters of accounting and federal and state income taxation.

            PORTFOLIO TRANSACTIONS

        Investment    Decisions.     Investment
decisions  for a Fund and for other  investment
advisory clients of the Manager or that  Fund's
Advisor or its affiliates are made with a  view
to   achieving   their  respective   investment
objectives.   Investment  decisions   are   the
product of many factors in addition to basic suitability for the particular client involved.
Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security.
In some instances, one client may sell a particular security to another client. It also happens that two or more clients simultaneously buy or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner designed to be equitable to each, taking into account among other things the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

        Brokerage   and   Research    Services.
Transactions  on  stock  exchanges  and   other
agency transactions involve the payment by  the
Funds   of  negotiated  brokerage  commissions.
Such  commissions vary among different brokers.
Also,  a particular broker may charge different
commissions  according to such factors  as  the
difficulty and size of the transaction.   There
is  generally no stated commission in the  case
of  securities  traded in the  over-the-counter
markets,  but  the  price  paid  by  the  Funds
usually   includes   an   undisclosed    dealer
commission   or   mark-up.    In   underwritten
offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

      All  orders for the purchase and sale  of
portfolio securities for each Fund are  placed,
and  securities for the Fund bought  and  sold,
through a number of brokers and dealers.  In so
doing,  the  Manager or Advisor uses  its  best
efforts  to  obtain  for  the  Fund  the   most
favorable price and execution available, except
to  the extent that it may be permitted to  pay
higher   brokerage  commissions  as   described
below.  In seeking the most favorable price and
execution,  the Manager or Advisor,  having  in
mind  the Fund's best interests, considers  all
factors it deems relevant, including, by way of
illustration,   price,   the   size   of    the
transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been common practice
in   the   investment  advisory  business   for
advisers  of  investment  companies  and  other
institutional  investors to  receive  research,
statistical and quotation services from broker-
dealers  which  execute portfolio  transactions
for  the  clients of such advisers.  Consistent
with  this  practice,  the  Advisors  and   the
Manager  may receive research, statistical  and
quotation  services from certain broker-dealers
with  which the Manager or Advisors  place  the
Funds'  portfolio transactions. These services,
which  in  some instances may also be purchased
for  cash,  include  such  matters  as  general
economic   and   securities   market   reviews,
industry  and  company reviews, evaluations  of
securities  and  recommendations  as   to   the
purchase and sale of securities.  Some of these
services  are of value to the Advisors  or  the
Manager  in  advising various of their  clients
(including  the  Funds), although  not  all  of
these  services are necessarily useful  and  of
value in advising the Funds.  The fees paid  to
the  Advisors  by the Manager or  paid  to  the
Manager  by  the Funds are not reduced  because
the   Advisors  or  the  Manager  receive  such
services.

      As  permitted  by Section  28(e)  of  the
Securities  Exchange Act of 1934,  and  by  the
Advisory Contracts, the Manager or Advisors may
cause  the  Funds to pay a broker-dealer  which
provides "brokerage and research services"  (as
defined in that Act) to the Manager or Advisors
an amount of disclosed commission for effecting
a securities transaction for the Fund in excess
of  the  commission which another broker-dealer
would   have   charged   for   effecting   that
transaction.    The  Manager's   or   Advisors'
authority to cause the Funds to pay any such greater commissions is subject to such written policies as the Trustees may adopt from time to time.

      Consistent with the Conduct Rules of  the
National  Association  of  Securities  Dealers,
Inc.,  subject  to seeking the  most  favorable
price  and  execution available and such  other
policies  as  the Trustees may  determine,  the
Manager  or  Advisors  may  consider  sales  of
shares  of  the  Funds  as  a  factor  in   the
selection   of   broker-dealers   to    execute
portfolio transactions for the Funds.

      Pursuant to conditions set forth in rules
of  the Securities and Exchange Commission, the
Funds   may   purchase   securities   from   an
underwriting  syndicate of  which  U.S.  Boston
Capital  Corporation is a member (but not  from
U.  S. Boston Capital Corporation itself).  The
conditions  relate to the price and  amount  of
the  securities  purchased, the  commission  or
spread  paid,  and the quality of  the  issuer.
The  rules  further require that such purchases
take   place   in  accordance  with  procedures
adopted  and  reviewed  periodically   by   the
Trustees, particularly those Trustees who are not "interested persons" of the Fund.

     Brokerage commissions paid by the Funds on portfolio transactions for the fiscal years ended March 31, 2000, March 31, 2001 and March
31, 2002 are as follows:

                         Fiscal Year Ended
March 31,
               Fund                        2000
2001           2002
Small Cap Fund      $289,546          $179,845
$                   334,446
Mid Cap Fund         55,701       29,725
54,709
Growth and Income Fund        78,476
68,824                 51,729
Emerging Markets Fund         27,209
31,947                 25,190
Foreign Value Fund   28,422     36,527
45,208

      None of such commissions was paid to a broker who was an affiliated person of the Funds or an affiliated person of such a person or, to the knowledge of the Funds, to a broker an affiliated person of which was an affiliated person of the Fund, the Manager or any Advisor.


                 HOW TO INVEST

      The procedures for purchasing shares are summarized in the Prospectus under the caption
How to Invest.

       Investments   through   Brokers.   The
Distributor may pay a sales fee of 1.00% of the offering price to the dealer transmitting an order for Ordinary Shares, provided that the Ordinary Shares sold are subject to the 1.00% deferred sales charge. The Distributor may also pay the dealer a service fee for accounts serviced by the dealer based upon the service agreement between the Fund and the Broker.

      Exchange of Securities for Shares of  the
Funds.   Applications to exchange common stocks
for  Fund  shares must be accompanied by  stock
certificates  (if  any) and stock  powers  with
signatures   guaranteed  by   domestic   banks,
brokers,   dealers,  credit  unions,   national
securities   exchanges,  registered  securities
associations,  clearing  agencies  or   savings
associations. Securities accepted by the  Funds
will  be  valued as set forth under Calculation
of  Net Asset Value in the Prospectus as of the
time  of  the next determination of  net  asset
value after such acceptance.  Shares of a  Fund
are issued at net asset value determined as  of
the same time. All dividends, subscription,  or
other  rights which are reflected in the market
price  of  accepted securities at the  time  of
valuation become the property of the Funds  and
must  be delivered to the Funds by the investor
upon  receipt from the issuer. A gain  or  loss
for  Federal  income  tax  purposes  would   be
realized by the investor upon the exchange depending upon the cost of the securities tendered.

      Open  Account System.  Under  the  Funds'
Open  Account  System all shares purchased  are
credited  directly  to  your  account  in   the
designated  Fund at the time of purchase.   All
shares  remain  on  deposit with  the  Transfer
Agent.  No certificates are issued.

       The following services are currently offered by the Open Account System:

        1.  You may make additional investments
in  a  Fund by sending a check in U.S.  dollars
(made payable to "Quantitative Group of Funds") to the Funds, by wire, or by online ACH transactions, as described under How to Invest in the Prospectus.

        2.  You may select one of the following
distribution  options  which  best  fits   your
needs.

             *     REINVESTMENT  PLAN   OPTION:
Income dividends and capital gain distributions paid in additional shares at net asset value.
           *   INCOME OPTION:  Income dividends
paid  in cash, capital gain distributions  paid
in additional shares at net asset value.
*CASH  OPTION:   Income dividends  and  capital
gain distributions paid in cash.

     You should indicate the Option you prefer,
as  well  as the other registration details  of
your account, on the Account Application.   The
Reinvestment Plan Option will automatically be assigned unless you select a different option.
Dividends and distributions paid on a class of shares of a Fund will be paid in shares of such class taken at the per share net asset value of such class determined at the close of business on the ex-date of the dividend or distribution or, at your election, in cash.

       3.  You will receive a statement setting
forth the most recent transactions in your account after each transaction which affects your share balance.

      The  cost of services rendered under  the
Open  Account  System  to  the  holders  of   a
particular class of shares of a Fund are  borne
by that class as an expense of all shareholders
of  that  class.   However, in order  to  cover
additional     administrative    costs,     any
shareholder requesting a historical  transcript
of his account will be charged a fee based upon
the  number  of years researched.  There  is  a
minimum fee of $5.  The right is reserved on 60
days'   written  notice  to  make  charges   to
individual    investors    to    cover    other
administrative  costs  of  the   Open   Account
System.

Tax Deferred Retirement Plans.

     Accounts Offered by the Funds.   The Funds
offer  tax-deferred accounts, for  which  State
Street   Bank   and  Trust  Company   acts   as
custodian, including:

     Traditional Individual Retirement Accounts
(IRAs)
     Roth IRAs
      Simplified  Employee Pension Plans  (SEP-
IRAs)
     Simple IRAs
     403(b) Custodial Accounts

      Agreements  to establish these  kinds  of
accounts and additional information about them,
including  information about fees and  charges,
are  available from the Distributor.  There are
many  detailed  rules, including provisions  of
tax  law,  governing each of  theses  kinds  of
accounts.   Investors considering participation
in any of these plans should consult with their
attorneys or tax advisers with respect  to  the
establishment and maintenance of any  of  these
plans.    The  following is some  very  general
information about them.

      IRAs.   Investors  may  establish  either
regular  IRA accounts, to which they  may  make
contributions of up to $2000 annually (or  100%
of  their earned income for the year, if less),
or  rollover IRAs, to which they may roll  over
or transfer assets from another preexisting IRA
of  the  same  kind.  They also  may  establish
conversion Roth IRAs (into which they may  move
assets from a traditional IRA), if they satisfy
certain   requirements;  individuals  will   be
subject to tax on the taxable amount moved from
a  traditional IRA to a Roth IRA at the time of
the  conversion.  SEP-IRAs are traditional  IRA
accounts  established pursuant to an  employer-
sponsored   SEP  plan;  different  contribution
limits  apply  to  SEP-IRAs.  Simple  IRAs  are
traditional  IRA accounts established  pursuant
to   an  employer-sponsored  Simple  IRA  plan;
different contributions limits apply to  Simple
IRAs.

     Contributions to a traditional IRA will be
deductible  if  the  individual  for  whom  the
account   is  established  is  not  an   active
participant  in  an  employer-sponsored   plan;
contributions may be deductible in whole or  in
part  if  the individual is such a participant,
depending    on   the   individual's    income.
Distributions from traditional IRAs are taxable
as  ordinary income.  Contributions to  a  Roth
IRA  are  not deductible.  However, withdrawals
may  not be taxable if certain requirements are
met.   In either case, capital gains and income
earned on Fund shares held in an IRA are not taxable as long as they are held in the IRA.

      403(b)s.  This kind of custodial  account
may  be  established  by employees  of  certain
educational  and  charitable organizations.   A
qualifying  employee may make  an  election  to
defer salary, which is then contributed to  the
403(b) account; these contributions held  in  a
403(b) account are not taxable as long as  they
are  held  in  the  account.  A  403(b)  holder
generally will have taxable income only when he
or   she  receives  a  distribution  from   the
account; distributions are taxable as ordinary income.

      Other Retirement Plans. Fund shares also may be made available as an investment under other tax-favored retirement plans, such as qualified pension plans and qualified profit sharing plans, including 401(k) plans.


             HOW TO MAKE EXCHANGES

      The procedures for exchanging shares of one Fund for those of another are described in the Prospectus under How to Make Exchanges.

      An  exchange involves a redemption of all
or  a  portion of shares of one class of a Fund
and  the  investment of the redemption proceeds
in shares of a like class in another Fund.  The
redemption  will be made at the per  share  net
asset  value of the particular class of  shares
of   a   Fund  being  redeemed  which  is  next
determined   after  the  exchange  request   is
received in proper order.

      The  shares  of the particular  class  of
shares  of  a  Fund  being  acquired  will   be
purchased when the proceeds from the redemption become available, normally on the day of the exchange request, at the per share net asset value of such class next determined after acceptance of the purchase order by the Fund being acquired in accordance with the customary policy of that Fund for accepting investments.

      The exchange of shares of one class of a Fund for shares of a like class of another Fund will constitute a sale for federal income tax purposes on which the investor will realize a capital gain or loss.

      The exchange privilege may be modified or
terminated  at  any  time, and  the  Funds  may
discontinue offering shares of any Fund or  any
class   of  any  Fund  generally  or   in   any
particular    State    without    notice     to
shareholders.

                 HOW TO REDEEM

      The procedures for redeeming shares of a Fund are described in the Prospectus under How to Redeem.

     Proceeds will normally be forwarded on the
second day on which the New York Stock Exchange
is   open   after  a  redemption   request   is
processed; however, the Funds reserve the right
to  take up to three (3) business days to  make
payment.  This amount may be more or less  than
the   shareholder's  investment  and  thus  may
involve   a  capital  gain  or  loss  for   tax
purposes.    If  the  shares  to  be   redeemed
represent  an  investment  made  by  check   or
through the automatic investment plan, the Funds reserve the right not to honor the redemption request until the check or monies have been collected.

      The Funds will normally redeem shares for
cash,  however, the Funds reserve the right  to
pay the redemption price wholly or partially in
kind if the Board of Trustees determines it  to
be   advisable  and  in  the  interest  of  the
remaining  shareholders  of  the  Funds.    The
redemptions  in  kind will be selected  by  the
Manager  or  Advisor  in light  of  the  Fund's
objective  and will not generally  represent  a
pro rata distribution of each security held  in
the  Fund's portfolio.  If portfolio securities
are   distributed   in  lieu   of   cash,   the
shareholder   will  normally  incur   brokerage
commissions upon subsequent disposition of  any
such   securities.   However,  the  Funds  have
elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period. Any distribution in kind made by the Funds will be subject to the redemption fee as described in the Prospectus. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss.
See also "Taxation" below.

     Shareholders are entitled to redeem all or
any  portion  of the shares credited  to  their
accounts  by  submitting a written request  for
redemption  to  Quantitative  Group  of  Funds.
Shareholders who redeem more than  $10,000,  or
request that the redemption proceeds be paid to
someone  other than the shareholders of  record
or sent to an address other than the address of
record, must have their signature(s) guaranteed
by  domestic  banks, brokers,  dealers,  credit
unions,    national    securities    exchanges,
registered  securities  associations,  clearing
agencies  or  savings  associations.   If   the
shareholder   is  a  corporation,  partnership,
agent, fiduciary or surviving joint owner,  the
Funds may require additional documentation of a
customary   nature.   Shareholders   who   have
authorized   the  Funds  to  accept   telephone
instructions  may  redeem  shares  credited  to
their  accounts  by telephone.   Once  made,  a
telephone  request  may  not  be  modified   or
canceled.

      The  Funds  and the Transfer  Agent  will
employ  reasonable procedures to  confirm  that
instructions  communicated  by  telephone   are
genuine.   If the Funds and the Transfer  Agent
fail  to  do  so,  they may be liable  for  any
losses   due   to  unauthorized  or  fraudulent
transactions.    The  Funds   provide   written
confirmation  of all transactions  affected  by
telephone   and  only  mail  the  proceeds   of
telephone    redemptions   to   the   redeeming
shareholder's address of record.

      The  Transfer Agent will assess a  $15.00
fee for overnight delivery or to wire the proceeds of a redemption. Such fee will be subtracted from the net redemption amount.


        CALCULATION OF NET ASSET VALUE

     Portfolio securities are valued each
business day at the last reported sale price up to the close of the New York Stock
Exchange (ordinarily 4:00 p.m., Eastern
Standard Time). If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, the Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures established by the trustees, which may include a determination to value such securities at the last reported sale price. The Emerging
Markets and Foreign Value Funds may invest in securities listed on foreign exchanges that trade on days on which those Funds do not compute net asset value (i.e., Saturdays and Exchange holidays) and the net asset value of shares of those Funds may be significantly affected on such days. Securities quoted in foreign currencies are translated into U.S.
dollars, based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Funds' Trustees (the
"Trustees").

       The   fair   value  of  any   restricted
securities from time to time held by a Fund  is
determined  by  its Advisor in accordance  with
procedures  approved  by  the  Trustees.   Such
valuations   and   procedures   are    reviewed
periodically by the Trustees.  The  fair  value
of  such securities is generally determined  as
the  amount  that  the  Fund  could  reasonably
expect  to  realize from an orderly disposition
of  such securities over a reasonable period of
time.  The valuation procedures applied in  any
specific instance are likely to vary from  case
to  case.   However, consideration is generally
given  to the financial position of the  issuer
and  other fundamental analytical data relating
to  the  investment and to the  nature  of  the
restrictions  on disposition of the  securities
(including any registration expenses that might
be  borne  by the Fund in connection with  such
disposition).    In  addition,  such   specific
factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer. Short-term investments that mature in sixty-days (60) or less are valued at amortized cost.

     Market quotations are not considered to be
readily   available  for  long-term   corporate
bonds,  debentures and notes; such  investments
are  stated  at  fair value  on  the  basis  of
valuations  furnished  by  a  pricing  service,
approved  by  the  Trustees,  which  determines
valuations   for   normal,   institutional-size
trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

      For purposes of determining the net asset value per share of each class of a Fund, all assets and liabilities initially expressed in foreign currencies will be valued in U.S.
dollars at the mean between the bid and asked prices of such currencies against U.S. dollars.

      Generally, trading in foreign securities,
as  well  as  corporate bonds, U.S.  government
securities  and  money  market  instruments  is
substantially  completed each  day  at  various
times prior to 4:15 p.m. Eastern time upon  the
close  of business on the primary exchange  for
such securities.  The values of such securities
used in determining the net asset value of  the
Funds'  shares  are computed as of  such  other
times.   Foreign  currency exchange  rates  are
also  generally determined prior to  4:15  p.m.
Eastern  time.  Occasionally, events  affecting
the  value of such securities may occur between
such  times  and 4:15 p.m. Eastern  time  which
will not be reflected in the computation of the
Funds'  net  asset value.  If events materially
affecting  the  value of the Funds'  securities
occur   during  such  a  period,   then   these
securities will be valued at their fair value as determined in good faith by the Trustees.

      Expenses of the Funds directly charged or attributable to any Fund will be paid from the assets of that Fund except that 12b-1 Plan expenses will not be borne by holders of Institutional Shares of the Funds and each class of shares of the Fund will bear its own transfer agency fees. General expenses of the Funds will be allocated among and charged to the assets of the respective Funds on a basis that the Trustees deem fair and equitable, which may be the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.


                 DISTRIBUTIONS

      Each Fund will be treated as a separate entity for federal income tax purposes (see
Taxation) with its net realized gains or losses being determined separately, and capital loss carryovers determined and applied on a separate
Fund basis.

                   TAXATION

     Each Fund intends to qualify annually as a "regulated investment company" ("RIC") under the Code.

      To  qualify  as a RIC, a  Fund  must  (a)
derive  at  least 90% of its gross income  from
dividends,  interest, gains from  the  sale  or
other  disposition  of  stock,  securities,  or
foreign   currencies  certain   payments   with
respect  to  securities loans or  other  income
derived   with  respect  to  its  business   of
investing   in   such  stock,   securities   or
currencies;  and (b) diversify its holdings  so
that,  at  the  close of each  quarter  of  its
taxable year, (i) at least 50% of the value  of
its  total assets consists of cash, cash items,
Government  securities,  securities  of   other
RICs,  and  other securities limited  generally
with respect to any one issuer to not more than
5% of the total assets of the Fund and not more
than  10%  of the outstanding voting securities
of  such issuer and (ii) not more than  25%  of
the  value  of  its assets is invested  in  the
securities  of  any  one  issuer  (other   than
Government securities and securities of  RICs);
and   (c)  distribute  at  least  90%  of   its
investment   company  taxable   income   (which
includes interest, dividends, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     As  a  RIC, a Fund generally will  not  be
subject  to  U.S.  federal income  tax  on  its
investment  company  taxable  income  and   net
capital  gains  (the excess  of  net  long-term
capital   gains  over  net  short-term  capital
losses),   if  any,  that  it  distributes   to
shareholders.  Each Fund intends to  distribute
to   its   shareholders,  at  least   annually,
substantially  all  of its  investment  company
taxable  income and net capital gains.  Amounts
not distributed on a timely basis in accordance
with  a  calendar year distribution requirement
are  subject to a nondeductible 4% excise  tax.
To prevent imposition of the excise tax, a Fund
must  distribute during each calendar  year  an
amount equal to the sum of (1) at least 98%  of
its  ordinary  income (not taking into  account
any  capital gains or losses) for the  calendar
year, (2) at least 98% of its capital gains  in
excess  of  its  capital losses  (adjusted  for
certain ordinary losses, as prescribed  by  the
Code) for the one-year period ending on October
31  of  the calendar year, and (3) any ordinary
income  and  capital gains for  previous  years
that was not distributed during those years.  A
distribution  will  be  treated  as   paid   on
December 31 of the current calendar year if  it
is declared by the Fund in October, November or
December with a record date in such a month and
paid  by a Fund during January of the following
calendar  year.   Such  distributions  will  be
taxable to shareholders in the calendar year in
which  the  distributions are declared,  rather
than   the   calendar   year   in   which   the
distributions   are   received.    To   prevent
application  of  the  excise  tax,  each   Fund
intends to make its distributions in accordance
with    the    calendar    year    distribution
requirement.

     Dividends  paid out of a Fund's investment
company  taxable income will be  taxable  to  a
U.S.  shareholder  as ordinary  income.   If  a
portion   of   a  Fund's  income  consists   of
dividends paid by U.S. corporations, a  portion
of  the  dividends  paid by  the  Fund  may  be
eligible  for  the corporate dividends-received
deduction. Distributions of net capital  gains,
if  any,  designated as capital gain  dividends
are   taxable  to  shareholders  as   long-term
capital  gains,  regardless  of  how  long  the
shareholder has held the Fund's shares, and are
not   eligible   for   the   dividends-received
deduction.        Shareholders        receiving
distributions in the form of additional shares,
rather  than cash, generally will have  a  cost
basis in each such share equal to the net asset
value   of   a  share  of  the  Fund   on   the
reinvestment   date.   Shareholders   will   be
notified  annually as to the U.S.  federal  tax
status   of   distributions,  and  shareholders
receiving   distributions  in   the   form   of
additional shares will receive a report as to the net asset value of those shares.

     The  taxation of equity options and  over-
the-counter  options  on  debt  securities   is
governed  by  Code section 1234.   Pursuant  to
Code  section 1234, the premium received  by  a
Fund  for selling a put or call option  is  not
included in income at the time of receipt.   If
the  option  expires, the premium is short-term
capital  gain  to the Fund.  If a  Fund  enters
into  a  closing  transaction,  the  difference
between  the  amount  paid  to  close  out  its
position and the premium received is short-term
capital gain or loss.  If a call option written
by  a Fund is exercised, thereby requiring  the
Fund  to  sell  the  underlying  security,  the
premium will increase the amount realized  upon
the  sale  of  such security and any  resulting
gain  or  loss will be a capital gain or  loss,
and  will  be long-term or short-term depending
upon  the holding period of the security.  With
respect  to  a  put  or  call  option  that  is
purchased by a Fund, if the option is sold, any
resulting  gain or loss will be a capital  gain
or  loss,  and will be long-term or short-term,
depending  upon  the  holding  period  of   the
option.   If the option expires, the  resulting
loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain  options and futures contracts  in
which  a  Fund  may  invest are  "section  1256
contracts."   Gains or losses on  section  1256
contracts  generally are considered  60%  long-
term  and  40%  short-term  capital  gains   or
losses;  however,  foreign  currency  gains  or
losses   (as  discussed  below)  arising   from
certain  section 1256 contracts may be  treated
as ordinary income or loss.  Also, section 1256
contracts  held by a Fund at the  end  of  each
taxable  year (and, generally, for purposes  of
the  4% excise tax, on October 31 of each year)
are  "marked-to-market" (that  is,  treated  as
sold  at  fair  market  value),  resulting   in
unrealized gains or losses being treated as though they were realized.

     Generally,    the   hedging   transactions
undertaken   by   the  Fund   may   result   in
"straddles"   for  U.S.  federal   income   tax
purposes.   The straddle rules may  affect  the
character of gains (or losses) realized by a Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because the straddle rules may affect  the
character  of  gains  or losses,  defer  losses
and/or  accelerate the recognition of gains  or
losses  from  the affected straddle  positions,
the   amount   which  may  be  distributed   to
shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Notwithstanding  any of the  foregoing,  a
Fund  may recognize gain (but not loss) from  a
constructive   sale  of  certain   "appreciated
financial positions" if the Fund enters into  a
short   sale,  offsetting  notional   principal
contract  or forward contract transaction  with
respect   to   the  appreciated   position   or
substantially identical property.   Appreciated
financial    positions    subject    to    this
constructive   sale  treatment  are   interests
(including  options and forward  contracts  and
short  sales) in stock, partnership  interests,
certain  actively traded trust instruments  and
certain  debt  instruments.  Constructive  sale
treatment    does   not   apply   to    certain
transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

     Unless  certain  constructive  sale  rules
(discussed more fully above) apply, a Fund will
not  realize gain or loss on a short sale of  a
security  until  it closes the  transaction  by
delivering the borrowed security to the lender.
Pursuant to Code Section 1233, all or a portion
of  any  gain arising from a short sale may  be
treated  as short-term capital gain, regardless
of  the  period  for which the  Fund  held  the
security  used  to close the  short  sale.   In
addition,  the  Fund's holding  period  of  any
security  which is substantially  identical  to
that  which  is  sold short may be  reduced  or
eliminated  as  a  result of  the  short  sale.
Recent   legislation,  however,   alters   this
treatment  by  treating  certain  short   sales
against  the  box and other transactions  as  a
constructive  sale  of the underlying  security
held  by  the  Fund, thereby requiring  current
recognition  of gain, as described  more  fully
above.   Similarly,  if a Fund  enters  into  a
short    sale   of   property   that    becomes
substantially   worthless,   the   Fund    will
recognize  gain at that time as though  it  had
closed   the   short  sale.   Future   Treasury
regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

     Under    the   Code,   gains   or   losses
attributable to fluctuations in exchange  rates
that  occur  between the time  a  Fund  accrues
receivables  or  liabilities denominated  in  a
foreign   currency,  and  the  time  the   Fund
actually collects such receivables or pays such
liabilities, generally are treated as  ordinary
income   or   ordinary  loss.   Similarly,   on
disposition of debt securities denominated in a
foreign  currency and on disposition of certain
options  futures, and forward contracts,  gains
or  losses attributable to fluctuations in  the
value  of foreign currency between the date  of
acquisition of the security or contract and the
date   of  disposition  also  are  treated   as
ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Upon  the  sale  or other  disposition  of
shares  of a Fund, a shareholder may realize  a
capital gain or loss which may be long-term  or
short-term,   generally  depending   upon   the
shareholder's  holding period for  the  shares.
Any loss realized on a sale or exchange will be
disallowed to the extent the shares disposed of
are   replaced   (including   shares   acquired
pursuant  to  a  dividend  reinvestment   plan)
within  a period of 61 days beginning  30  days
before and ending 30 days after disposition  of
the  shares.  In such a case, the basis of  the
shares acquired will be adjusted to reflect the
disallowed  loss.   Any  loss  realized  by   a
shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     If  a  Fund  invests in stock  of  certain
foreign investment companies, the Fund  may  be
subject  to U.S. federal income taxation  on  a
portion  of  any  "excess  distribution"   with
respect  to,  or gain from the disposition  of,
such  stock.   The tax would be  determined  by
allocating such distribution or gain ratably to
each  day of the Fund's holding period for  the
stock.   The distribution or gain so  allocated
to any taxable year of the Fund, other than the
taxable  year  of  the excess  distribution  or
disposition, would be taxed to the Fund at  the
highest ordinary income tax rate in effect  for
such   year,  and  the  tax  would  be  further
increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

     Alternatively, a Fund may  elect  to  mark
to market its foreign investment company stock,
resulting in the stock being treated as sold at
fair  market value on the last business day  of
each taxable year.  Any resulting gain would be
reported as ordinary income; any resulting loss
and  any loss from an actual disposition of the
stock would be reported as ordinary loss to the
extent   of   any   net  mark-to-market   gains
previously included in income. A Fund also may elect, in lieu of being taxable in the manner described above, to include annually in income it's pro rata share of the ordinary earnings and net capital gain of the foreign investment company.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     If  more than 50% of the value of a Fund's
total  assets at the close of its taxable  year
consists of securities of foreign corporations,
the  Fund  will be eligible and  may  elect  to
"pass-through"  to the Fund's shareholders  the
amount of foreign income and similar taxes paid
by  the  Fund.   Pursuant to this election,  if
made, a shareholder will be required to include
in   gross  income  (in  addition  to   taxable
dividends  actually received) his  or  her  pro
rata  share  of the foreign income and  similar
taxes  paid  by the Fund, and will be  entitled
either  to deduct his or her pro rata share  of
foreign  income and similar taxes in  computing
his  taxable income or to use it as  a  foreign
tax  credit  against  his U.S.  Federal  income
taxes,  subject to limitations.   No  deduction
for   foreign  taxes  may  be  claimed   by   a
shareholder  who  does not itemize  deductions.
Foreign taxes generally may not be deducted  by
a   shareholder   that  is  an  individual   in
computing the alternative minimum tax.

     Generally, a credit for foreign  taxes  is
subject  to  the  limitation that  it  may  not
exceed  the shareholder's U.S. tax attributable
to  his  total  foreign source taxable  income.
For  this purpose, if a Fund makes the election
described  in  the  preceding  paragraph,   the
source  of  the Fund's income flows through  to
its  shareholders.  With respect to  the  Fund,
gains  from  the  sale of securities  generally
will  be  treated as derived from U.S.  sources
and  section  988  gains  will  be  treated  as
ordinary income derived from U.S. sources.  The
limitation on the foreign tax credit is applied
separately  to  foreign source passive  income,
including   foreign   source   passive   income
received from the Fund. The foreign tax  credit
limitation  rules  do  not  apply  to   certain
electing individual taxpayers who have  limited
creditable foreign taxes and no foreign  source
income   other   than  passive  investment-type
income.   The foreign tax credit is  eliminated
with  respect  to  foreign  taxes  withheld  on
dividends if the dividend paying shares or  the
shares  of a Fund are held by the Fund  or  the
shareholder, as the case may be, for less  than
16  days  (46  days  in the case  of  preferred
shares) during the 30-day period (90-day period
for  preferred shares) beginning  15  days  (45
days  for  preferred shares) before the  shares
become  ex-dividend.  In addition,  if  a  fund
fails   to   satisfy   these   holding   period
requirements, it cannot elect under Section 853
to  pass through to shareholders the ability to
claim  a  deduction  for  the  related  foreign
taxes.  The foreign tax credit may offset  only
90%  of  the  revised alternative  minimum  tax
imposed on corporations and individuals.  If  a
fund  fails  to  satisfy their  holding  period
requirement, it cannot elect under section  853
to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

     The    foregoing   is   only   a   general
description  of  the foreign tax  credit  under
current law.  Because application of the credit
depends on the particular circumstances of each
shareholder,   shareholders  are   advised   to
consult their own tax advisers.

     A  Fund  may be required to withhold  U.S.
federal  income tax at the rate of 30%  of  all
taxable  distributions payable to  shareholders
who fail to provide the Fund with their correct
taxpayer  identification  number  or  to   make
required  certifications,  or  who  have   been
notified  by the IRS that they are  subject  to
backup withholding.  Corporate shareholders and
certain  other  shareholders specified  in  the
Code  generally  are exempt  from  such  backup
withholding.  Backup  withholding  is  not   an
additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

     Fund   shareholders  may  be  subject   to
state,  local and foreign taxes on  their  Fund
distributions.     In   many    states,    Fund
distributions that are derived from interest on
certain U.S. Government obligations are  exempt
from  taxation.   The  tax  consequences  to  a
foreign  shareholder of an  investment  in  the
Fund  may  be  different from  those  described
herein.   Foreign shareholders are  advised  to
consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

             PERFORMANCE MEASURES
 Average Annual Total Rate of Return(1), (2),
                      (3)
      (for the Year Ended March 31, 2002)

1  Year                         5 Years    10
Years                                   Since
Inception
Small Cap Fund
Ordinary Shares                    6.12%                10.69%             __        15.90%
(8/3/92)
Ordinary Shares After Taxes on Distributions            6.11%                     8.69%   __
12.85% (8/3/92)
Ordinary  Shares After Taxes on Distributions
and  Sales 3.34%                        7.94%
__                            12.13% (8/3/92)
Institutional Shares                7.72%                 11.47%           __        14.26%
(1/6/93)

Mid Cap Fund
Ordinary Shares                     0.16%               11.93%             __        15.64%
(3/20/95)
Ordinary Shares After Taxes on Distributions            0.14%                     8.49%   __
13.28% (3/20/95)
Ordinary  Shares After Taxes on Distributions
and  Sales 0.11%                        8.69%
__                                     13.00%
(3/20/95)
Institutional Shares                0.44%                 12.27%           __   15.64%
(4/17/95)

Growth and Income Fund
Ordinary Shares                     -5.39%                 9.84%           11.62%    13.22%
(5/6/85)
Ordinary Shares After Taxes on Distributions           -6.05%                    6.32%
7.79%                         N/A       (5/6/85)
Ordinary  Shares After Taxes on Distributions
and  Sales  -3.02%                      7.56%
8.43%                                     N/A
(5/6/85)
Institutional Shares                -3.92%                                 10.63%    12.30%
12.23% (3/25/91)

Emerging Markets Fund
Ordinary                               Shares
10.00%     -4.54%                __         -
3.65% (9/30/94)
Ordinary Shares After Taxes on Distributions            9.64%                   -4.70%    __
-3.76% (9/30/94)
Ordinary  Shares After Taxes on Distributions
and Sales 5.68%               -3.69%    __         -2.93% (9/30/94)
Institutional  Shares            11.78%     -
4.12%         __                       -1.73%
(4/2/96)

Foreign Value Fund
Ordinary                               Shares
10.81%      __                          __        -0.07% (5/15/98)
Ordinary Shares After Taxes on Distributions           10.71%                     __      __
-0.48% (5/15/98)
Ordinary  Shares After Taxes on Distributions
and     Sales    6.19%                     __
__                                     -0.51%
(5/15/98)
Institutional Shares           12.37%    __        __      5.63%
(12/18/98)

(1)  Total  return  with  all  dividends  and
     capital     gains    reinvested.     The
     performance data quoted represents past performance. The investment return and principal value of a current investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  These  results reflect the impact  of  a
     contractual 2.00% expense cap applicable
     to  the Quantitative Small Cap Fund  and
     Quantitative Growth and Income Fund, and
     a   voluntary  expense  cap   of   2.25%
     applicable to the Quantitative  Emerging
     Markets  Fund,  as  described   in   the
     Prospectus, and expense waivers and/or reimbursements applicable to the Funds.
     If the expenses had not been subsidized, where applicable, the performance would have been lower.

(3)  The  return for the Ordinary  Shares  of
     the  Funds  takes  into  account  a  one
     percent   (1%)  deferred  sales   charge
     imposed  at the time of redemption.  The
     deferred sales charge is not imposed  in
     the case of redemptions of Institutional
     Shares,  redemptions of Ordinary  Shares
     of  the  Mid  Cap Fund purchased  on  or
     after   August   1,  1996,   involuntary
     redemptions,   redemptions   of   Shares
     tendered for exchange and redemptions of
     Shares   held   by  contributory   plans
     qualified under Section 401(k) of the Internal Revenue Code or for certain other redemptions. (See How to Redeem in the Prospectus.)

     From time to time, the Funds may advertise
their   performance  in  various  ways.   These
methods  include providing information  on  the
returns   of   the  Funds  and  comparing   the
performance   of   the   Funds   to    relevant
benchmarks.   Performance  will  be  stated  in
terms of total return. "Total return" figures are based on the historical performance of each Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

      Under  the  rules of the  Securities  and
Exchange  Commission (the "Commission"),  funds
advertising  performance  must  include   total
return quotes, "T" below, calculated according to the following formula:

     P(1+T)n = ERV

Where:  P  = a hypothetical initial payment  of
$1,000

     T = average annual total return

     n = number of years (1, 5, or 10)

       ERV  =  ending  redeemable  value  of  a
hypothetical  $1,000  payment   made   at   the
beginning of the "n" year period (or fractional portion thereof) at the end of such period.

      Under the rules of the Commission,  funds
advertising     after-tax    performance     on
distributions must include total return quotes,
"T"   below,   calculated  according   to   the
following formula:

     P(1+T)n = ATVD

Where:      P = a hypothetical initial  payment
of $1,000

      T = average annual total return (after taxes on distributions)

     n  = number of years

      ATVD  =  ending  redeemable  value  of  a
hypothetical  $1,000  payment   made   at   the
beginning of the "n" year period (or fractional
portion   thereof)   after   taxes   on    fund
distributions but not after taxes on sales.

     The computation assumes that dividends and
distributions,  less  the  taxes  due  on  such
distributions,  are  reinvested  at  the  price
stated   in   the  prospectus  (including   any
applicable sales load) on the reinvestment dates during the period.

      Under the rules of the Commission,  funds
advertising     after-tax    performance     on
distributions and sales must include total return quotes, "T" below, calculated according to the following formula:

     P(1+T)n = ATVDR

Where:      P = a hypothetical initial  payment
of $1,000

      T = average annual total return (after taxes on distributions and sales)

     n  = number of years

      ATVDR  =  ending redeemable  value  of  a
hypothetical  $1,000  payment   made   at   the
beginning of the "n" year period (or fractional
portion   thereof)   after   taxes   on    fund
distributions and sales.

     The computation assumes that dividends and
distributions,  less  the  taxes  due  on  such
distributions,  are  reinvested  at  the  price
stated   in   the  prospectus  (including   any
applicable sales load) on the reinvestment dates during the period.

      The  average  annual  total  return,  the
average  annual  total return  after  taxes  on
distributions  and  the  average  annual  total
return  after taxes on distributions and  sales
will  be calculated under the foregoing formula
and  the time periods used in advertising  will
be  based on rolling calendar quarters, updated
to  the  last  day of the most  recent  quarter
prior  to  submission  of the  advertising  for
publication, and will cover one, five, and  ten
year  periods  plus the time period  since  the
effective  date  of the registration  statement
relating  to  the particular  Fund.   When  the
period  since inception is less than one  year,
the  total  return quoted will be the aggregate
return   for   the   period.   In   calculating
redeemable value, the deferred sales charge  is
deducted  from the ending redeemable value  and
all dividends and distributions by the Fund are
deemed  to  have been reinvested at  net  asset
value  as  described in the Prospectus  on  the
reinvestment  dates during the  period.   Total
return,  or  "T"  in  the  formula  above,   is
computed   by   finding  the   average   annual
compounded rates of return over the 1, 5 and 10
year  periods (or fractional portions  thereof)
that  would equate the initial amount  invested
to  the  ending  redeemable value.   Any  sales
loads   that  might  in  the  future  be   made
applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed on the Fund. The average annual total returns for the Funds as of December 31, 2001, the last calendar year end preceding the Prospectus and this Statement of Additional Information, are set forth in the Prospectus under the caption Performance.

       In  reports  to  shareholders  or  other
literature,   the  Funds  may   compare   their
performance to that of other mutual funds  with
similar  investment objectives and to stock  or
other  relevant indices.  For example,  it  may
compare its performance to rankings prepared by
Lipper,  Inc.  (Lipper) or  Morningstar,  Inc.,
widely  recognized  independent  services  that
monitor  the performance of mutual  funds.   In
making  such  comparisons, the Funds  may  from
time  to time include a total aggregate  return
figure or an average annual total return figure
that is not calculated according to the formula
set  forth  above  in  order  to  make  a  more
accurate   comparison  to  other  measures   of
investment  return.   For  such  purposes,  the
Funds calculate their aggregate total return in
the  same  manner as the above  formula  except
that  no  deferred sales charges  are  deducted
from  the ending amount.  When the period since
inception  is  less than one  year,  the  total
return quoted will be the aggregate return  for
the  period.  The Funds, however, will disclose
the maximum deferred sales charge and will also
disclose that the performance data so quoted do
not   reflect  sales  charges  and   that   the
inclusion  of  sales charges would  reduce  the
performance     quoted.     Such    alternative
information will be given no greater prominence
in  such  sales literature than the information
prescribed under Commission rules.  Performance
information,   rankings,   ratings,   published
editorial  comments  and listings  reported  in
national  financial publications  may  also  be
used in computing performance of the Funds  (if
the  Funds are listed in any such publication).
Performance   comparisons   should    not    be
considered as representative of the future performance of the Funds.

     Independent statistical agencies measure
the fund's investment performance and publish
comparative information showing how the fund,
and other investment companies, performed in
specified time periods.  Three agencies whose
reports are commonly used for such comparisons
are set forth below.  From time to time, the
fund may distribute these comparisons to its
shareholders or to potential investors.   THE
AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE
STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN
THE PRECEDING SECTION.

            LIPPER, INC. distributes mutual
fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges.
Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

            MORNINGSTAR, INC. distributes
mutual fund ratings twice a month.  The ratings
are divided into five groups:  highest, above
average, neutral, below average and lowest.
They represent a fund's historical risk/reward
ratio relative to other funds in its broad
investment class as determined by Morningstar,
Inc.  Morningstar ratings cover a variety of
performance periods, including 1-year, 3-year,
5-year, 10-year and overall performance.  The
performance factor for the overall rating is a
weighted-average assessment of the fund's 1-
year, 3-year, 5-year, and 10-year total return
performance (if       available) reflecting
deduction of expenses and sales charges.
Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

            CDA/WIESENBERGER'S MANAGEMENT
RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain).
Weisenberger rankings do not reflect deduction of sales charges or fees.

     Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including
Barrons, Financial World, Forbes, Fortune,
Investor's Business Daily, Kiplinger's Personal
Finance Magazine, Money, U.S. News and World
Report and The Wall Street Journal.

     Independent, unmanaged indexes, such as
those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

            MUTUAL FUNDS MAGAZINE, INC.
publishes mutual fund rankings and is
distributed monthly. Mutual Funds Magazine's proprietary All-Star Ratings reflect historical risk-adjusted performance through a specific date and are subject to change. Overall ratings are calculated from the fund's total return, with load-adjustments if applicable, relative to the volatility of its price fluctuations, over a minimum of two years and a maximum of ten years. Separate All-Star
Ratings are also calculated for 1-, 3-, 5- and 10-year periods, as applicable. For all periods, the 20% of funds with the highest risk-adjusted returns receive Five Stars; the next highest 20% receive Four Stars, the next highest 20% receive Three Stars, etc.

            THE CONSUMER PRICE INDEX, prepared
by the U.S. Bureau of Labor Statistics, is a
commonly used measure of the rate of inflation.
The index shows the average change in the cost
of selected consumer goods and services and
does not      represent a return on an
investment vehicle.

     THE DOW JONES INDUSTRIAL AVERAGE is an
index of 30 common stocks frequently used as a general measure of stock market performance.

            THE DOW JONES UTILITIES AVERAGE is
an index of 15 utility stocks frequently used as a general measure of stock market performance.

            CS FIRST BOSTON HIGH YIELD INDEX is
a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

            THE LEHMAN BROTHERS AGGREGATE BOND
INDEX is an index composed of securities from The Lehman Brothers Government/Corporate Bond
Index, The Lehman Brothers Mortgage-Backed
Securities Index and The Lehman Brothers Asset-
Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

            THE LEHMAN BROTHERS ASSET-BACKED
SECURITIES INDEX is an index composed of credit
card, auto, and home equity loans.  Included in
the index are pass-through, bullet
(noncallable), and controlled amortization
structured debt    securities; no subordinated
debt is included. All securities have an average life of at least one year.

            THE LEHMAN BROTHERS CORPORATE BOND
INDEX is an index of publicly issued, fixed-
rate, non-convertible      investment-grade
domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

            THE LEHMAN BROTHERS
GOVERNMENT/CORPORATE BOND INDEX is an index of
publicly issued U.S. Treasury obligations, debt
obligations of U.S. government agencies
(excluding mortgage-backed securities), fixed-
rate, non-convertible, investment-grade
corporate debt securities and U.S. dollar-
denominated, SEC-registered non-convertible
debt      issued by foreign governmental
entities or international agencies used as a general measure of the performance of fixed-income securities.

            THE LEHMAN BROTHERS INTERMEDIATE
TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

            THE LEHMAN BROTHERS LONG-TERM
TREASURY BOND INDEX is an index of publicly
issued U.S. Treasury obligations (excluding
flower bonds and foreign-targeted issues) that
are U.S. dollar-denominated and have maturities
of 10     years or greater.

            THE LEHMAN BROTHERS MORTGAGE-BACKED
SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association,
Federal Home Loan Mortgage Corporation, and
Federal National Mortgage Association.

            THE LEHMAN BROTHERS MUNICIPAL BOND
INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

            THE LEHMAN BROTHERS TREASURY BOND
INDEX is an index of publicly issued U.S.
Treasury obligations (excluding flower bonds
and foreign-targeted issues) that are U.S.
dollar denominated, have a minimum of one year
to      maturity, and are issued in amounts
over $100 million.

            THE MORGAN STANLEY CAPITAL
INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the
Far East, with all values expressed in U.S.
dollars.

            THE MORGAN STANLEY CAPITAL
INTERNATIONAL EMERGING MARKETS FREE INDEX is an index of approximately 800 securities available to non-domestic investors representing 26 emerging markets, with all values expressed in U.S. dollars.

            THE MORGAN STANLEY CAPITAL
INTERNATIONAL EAFE INDEX is an index of
approximately 900 equity securities issued by companies located in 21countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S.
dollars.

            THE MORGAN STANLEY CAPITAL
INTERNATIONAL EUROPE INDEX is an index of approximately 550 equity securities issued by companies located in one of 16 European countries, with all values expressed in U.S.
dollars.

            THE MORGAN STANLEY CAPITAL
INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan,
Hong Kong, Singapore. All values are expressed in U.S. dollars.

            THE NASDAQ INDUSTRIAL AVERAGE is an
index of stocks traded in The Nasdaq Stock
Market, Inc. National Market System.

            THE RUSSELL 1000 INDEX is composed
of the 1,000 largest companies in the Russell
3000 Index, representing      approximately 89%
of the Russell 3000 total market
capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.
investable equity market.

            THE RUSSELL 2000 INDEX is composed
of the 2,000 smallest companies in the Russell
3000 Index, representing     approximately 11%
of the Russell 3000 total market
capitalization.

            THE RUSSELL 2000 GROWTH INDEX is
composed of securities with greater-than-
average growth orientation within the Russell
2000 Index.  Each security's growth orientation
is determined by a composite score of the
security's price-to-    book ratio and
forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 1,310 companies from the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index.

            THE RUSSELL MIDCAP INDEX is
composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization.

            THE RUSSELL MIDCAP GROWTH INDEX is
composed of securities with greater-than-
average growth orientation within the Russell
Midcap Index.  Each security's growth
orientation is determined by a composite score
of the security's price-to-book ratio and
forecasted growth rate.  Growth stocks tend to
have higher price-to-book ratios and forecasted
growth rates than value stocks.  This index is
composed of approximately 450 companies from
the Russell 1000 Growth      Index,
representing 20% of the total market
capitalization of the Russell 1000 Growth
Index.

            THE SALOMON BROTHERS LONG-TERM HIGH-
GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

            THE SALOMON BROTHERS LONG-TERM
TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

            THE SALOMON BROTHERS WORLD
GOVERNMENT BOND INDEX is an index that tracks the performance of the government bond markets of Australia, Austria, Belgium Canada, Denmark,
France, Germany, Italy, Japan, Netherlands,
Spain, Sweden, United Kingdom and the United
States. Country eligibility is determined by market capitalization and investability criteria.

            THE SALOMON BROTHERS WORLD
GOVERNMENT BOND INDEX (non $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United
States.

            STANDARD & POOR'S 500 COMPOSITE
STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

            STANDARD & POOR'S 40 UTILITIES
INDEX is an index of 40 utility stocks.

            STANDARD & POOR'S/BARRA VALUE INDEX
is an index constructed by ranking the
securities in the Standard & Poor's 500
Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock
Price Index.

                THE QUANT FUNDS

      The  Trust was established in 1983  as  a
business  trust  under Massachusetts'  law.   A
copy of the Amended and Restated Declaration of
Trust   (as  amended  through  July  19,  1993)
amending   and  restating  the  Agreement   and
Declaration of Trust dated June 27, 1983, is on
file with the Secretary of the Commonwealth  of
Massachusetts.   The  Trust  has  an  unlimited
authorized   number  of  shares  of  beneficial
interest    that   may,   without   shareholder
approval,  be divided into an unlimited  number
of  series  of  such shares  and  an  unlimited
number of classes of shares of any such series.
Shares  are presently divided into five  series
of  shares,  the Funds, each comprised  of  two
classes  of  shares.  There are  no  rights  of
conversion  between shares of  different  Funds
which  are granted by the Amended and  Restated
Declaration of Trust, but holders of shares  of
either  class of a Fund may exchange all  or  a
portion  of their shares for shares of  a  like
class   in  another  Fund   (subject  to  their
respective   minimums).    No   exchanges   are
permitted from one class of shares to another class of shares of the same or a different
Fund.

      These shares are entitled to one vote per
share  (with proportional voting for fractional
shares)  on  such  matters as shareholders  are
entitled  to  vote, including the  election  of
Trustees.  Shares vote by individual  Fund  (or
class  thereof under certain circumstances)  on
all matters except that (i) when the Investment
Company  Act of 1940 so requires, shares  shall
be voted in the aggregate and not by individual
Fund  and  (ii) when the Trustees of the  Funds
have determined that a matter affects only  the
interest  of  one  or  more  Funds,  then  only
holders  of  shares  of  such  Fund  shall   be
entitled to vote thereon.

      There  will  normally be no  meetings  of
shareholders  for  the  purpose   of   electing
Trustees  unless and until such  time  as  less
than  a  majority  of  the Trustees  have  been
elected by the shareholders, at which time  the
Trustees   then   in   office   will   call   a
shareholders'  meeting  for  the  election   of
Trustees.  In addition, Trustees may be removed
from office by a written consent signed by  the
holders of two-thirds of the outstanding shares
of  each Fund and filed with the Fund or  by  a
vote  of  the  holders  of  two-thirds  of  the
outstanding  shares of each Fund at  a  meeting
duly  called  for that purpose,  which  meeting
shall  be held upon the written request of  the
holders of not less than 10% of the outstanding
shares.   Upon written request by ten  or  more
shareholders, who have been such for  at  least
six  months  and  who hold, in  the  aggregate,
shares  having a net asset value  of  at  least
$25,000, stating that such shareholders wish to
communicate with the other shareholders for the
purpose  of obtaining the signatures  necessary
to  demand a meeting to consider removal  of  a
Trustee, the Funds have undertaken to provide a
list   of   shareholders  or   to   disseminate
appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

       Shares  are  freely  transferable,   are
entitled  to  dividends  as  declared  by   the
Trustees, and in liquidation of the Trust are entitled to receive the net assets of their Fund, but not of the other Funds. Shareholders have no preemptive rights. The Funds' fiscal year ends on the last day of March.

      Under  Massachusetts'  law,  shareholders
could,  under  certain circumstances,  be  held
liable   for  the  obligations  of  the  Funds.
However, the Agreement and Declaration of Trust
disclaims  shareholder liability  for  acts  or
obligations of the Funds and requires notice of
such  disclaimer  be given in  each  agreement,
obligation  or  instrument  entered   into   or
executed  by  the Funds or the  Trustees.   The
Agreement and Declaration of Trust provides for
indemnification  out of a Fund's  property  for
all loss and expense of any shareholder of that
Fund  held liable on account of being or having
been  a  shareholder.   Thus,  the  risk  of  a
shareholder incurring financial loss on account
of   shareholder  liability   is   limited   to
circumstances in which the Fund of which he was a shareholder would be unable to meet its obligations.

     The Trust, Manager, the Advisors and the
Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The
Codes of Ethics permit employees to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

                    EXPERTS

      The financial statements incorporated  in
the  Prospectus  by  reference  to  the  Funds'
Annual Report for the year ended March 31, 2002
have  been so incorporated in reliance  on  the
report    of    PricewaterhouseCoopers     LLP,
independent accountants, given on the authority
of   said  firm  as  experts  in  auditing  and
accounting.




Part C   Other Information
Item 23.  Exhibits

(a)	Amended and Restated Agreement and
 Declaration of Trust, dated April 2, 1990 (1)

(1)	Amendment 1, Dated July 18, 1993,
To the Agreement And Declaration of Trust,
Dated April 2, 1990 (1)

(b)	Amended and Restated By-Laws, Dated
April 2, 1990 (1)

(1)	Amendment 1, Dated July 19, 1993, To
the Bylaws Dated April 2, 1990 (1)

(c)	(1) Portions of Agreement and
Declaration of Trust Relating to
Shareholders' Rights (1)

(2) Portions of By-Laws Relating to
Shareholders' Rights (1)

(d)	(1) Management Contract Between
Quantitative Group of Funds and Quantitative
Investment Advisors, Inc.
(formerly Quantitative Advisors, Inc.),
Dated January 31, 1999  (2)

(2) Advisory Contract Between Quantitative
Advisors and Columbia Partners, L.L.C.,
Dated January 31, 1999-Mid
Cap Fund (1)

(3) Advisory Contract Between Quantitative
Advisors and Columbia Partners, L.L.C.,
Dated January 31, 1999-
Small Cap Fund (1)

(4) Advisory Contract Between Quantitative
Advisors and Independence Investment LLC
(formerly Independence
International Associates, Inc.), Dated
January 31, 1999-Emerging Markets Fund (1)

(5) Advisory Contract Between Quantitative
Advisors and Polaris Capital Management,
Inc., Dated January 31,
1999-Foreign Value Fund (1)

(6) Advisory Contract Between Quantitative
Advisors and SSgA Funds Management, Inc.,
Dated May 1, 2001
Growth and Income Fund (3)

(e)	Distribution Agreement Dated May 6,
1994 (1)

(1)	Amendment to Distribution Agreement
Dated May 6, 1994 (1)

(2)	Amendment to Distribution Agreement
Dated May 15, 1994 (1)

(3)	Amendment to Distribution Agreement
Dated May 18, 1998 (1)

(4)	Form of Specimen Ordinary Share
Selling Agreement (Fully Disclosed Accounts) (1)

(5)	Form of Specimen Ordinary and
Institutional Share Selling Agreement
(Fully Disclosed Accounts) (1)

(f)	Not applicable.

(g)	Custodian and Investment Accounting
Agreement with Investors Fiduciary Trust
Company, Dated January 18,
1998 (1)

(1)	First Amendment to the Custodian and
Investment Accounting Agreement with State
Street Kansas City
f.k.a. Investors Fiduciary Trust Company,
Dated March 1, 1998 (1)

(2) Second Amendment to the Custodian and
Investment Accounting Agreement with State
Street Kansas City,
Dated May 1, 2001 filed herewith as
Exhibit (g)(2)

(h)	(1) Transfer Agent and Service
Agreement, Dated October 31, 1989 (1)

(2) Limited Agency Agreement for Transfer
Agency Services (1)

(i)	Opinion and Consent of Kirkpatrick &
Lockhart LLP (1)

(j)	Consent of Independent Accountants
filed herewith as Exhibit (j)

(k)	Not applicable.

(l)	Not applicable.

(m)	 (1) Distribution Plan, Dated April
2, 1990 (1)

(2) Form of Specimen Ordinary and
Institutional Share Servicing
Agreement (1)

(3) Form of Specimen Ordinary Share Service
Agreement NTF (1)

(4) Form of Specimen Ordinary Share Service
Agreement (Undisclosed) (1)

(n)	 (1) Rule 18f-3 Plan Amendment 1 (1)

(2) Rule 18f-3 Plan Amendment 2 (1)

(3) Rule 18f-3 Plan Amendment 3 (1)

(o)	(1) Code of Ethics for the Fund,
Dated April 2000 (2)

(2)	Code of Ethics  Columbia
Partners (3)

(3)	Code of Ethics  Independence
Investment LLC (3)

(4)	Code of Ethics  Polaris Capital
Management Inc. (3)

(5)	Code of Ethics SSgA Funds
Management, Inc. (3)

(1) Previously filed with Post-Effective
Amendment No. 20 to the Registration
Statement on July 30, 1999 and incorporated by reference herein.

(2) Previously filed with Post-Effective
Amendment No. 21 to the Registration
Statement on July 31, 2000 and incorporated by reference herein.

(3) Previously filed with Post-Effective
Amendment No 22 to the Registration
Statement on July 27, 2001 and incorporated by reference herein.

Item 24.  Persons Controlled by or under common
control with the Company.

No person is presently controlled by or under common control with the Company.

Item 25.  Indemnification

Indemnification provisions for officers, directors and employees of the Company are set forth in Article VIII, Sections one through three of the Amended and Restated
Agreement and Declaration of Trust, and
are hereby incorporated by reference.
See Item 23 (a) (1) above.  Under this
Declaration of Trust, directors and officers
 will be indemnified to the fullest extent permitted to directors by the Massachusetts
General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules there under.  Under the Investment
Company Act of 1940,
directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office.  The
Company also maintains liability insurance policies covering its directors and officers.

Item 26.  Business and Other Connections of
Investment Adviser

There is set forth below information as to any
 other business, vocation or employment of a substantial nature in which each director or officer of Quantitative Investment
Advisors, Inc., the Registrant's investment adviser (the "Manager"), is or at any time during the past two fiscal years has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name
Business and other connections

Willard L. Umphrey:
President/Treasurer/Clerk/Director, U.S.
Boston Insurance
DirectorAgency, Inc.; Director, U.S. Boston
Capital Corporation;
	President/Treasurer/Director, USB
Technology, Inc.; President /Director, USB
Atlantic
Associates, Inc., USB 95 Acquisition Corp.,
Waterfront Parking Corporation; Director/
Treasurer,
USB Corporation and U.S. Boston Corporation;
Assistant Secretary/Director, AB&T, Inc.;
Director, Cambridge Diagnostics Ireland Ltd.,
Pear Tree Royalty Company, Inc., U.S. Boston
Asset Management Corporation, U.S. Boston Funding
Corporation, Inverness Medical
Innovations, Inc.; Partner, U.S. Boston Company,
U.S. Boston Company II, U.S. Boston
Company III; U.S. Boston Company IV; President/
Chairman/Trustee, Quantitative Group of
Funds, d/b/a Quant Funds.

Leon Okurowski:		Director/President, U.S.
Boston Corporation, USB
Clerk 				Corporation and
U.S. Boston Asset Management
Treasurer 			Corporation; Vice President/Treasurer/Clerk/Director,
Director	Waterfront Parking Corporation;
Vice President/Treasurer/Director, U.S. Boston
Capital
Corporation; Vice President, U.S. Boston Insurance
Agency, Inc.; Director/Treasurer, AB&T,
Inc.; Director, U.S. Boston Funding Corporation,
USB Technology, Inc.; Partner, U.S. Boston
Company, U.S. Boston Company II, U.S. Boston Company
 III, U.S. Boston Company IV;
Treasurer/Vice Chairman/Trustee, Quantitative Group
 of Funds, d/b/a Quant Funds.

Frederick S. Marius	President/General Counsel,
 U.S. Boston Capital
President	Corporation; Executive Vice
President/Clerk, Quantitative Group of Funds, d/b/a Quant Funds

The principal business address of each U.S. Boston affiliate named above is Lincoln North, 55 Old
Bedford Road, Lincoln,
Massachusetts 01773. The principal business address of AB&T is 200 Franklin Street, Boston,
Massachusetts 02109.

Item 27.  Principal Underwriters

(a)	Not applicable.
(b)	The directors and officer of the Registrant's
principal underwriter are:

Positions and 		Positions and
Offices with 		Offices with
Name				Underwriter		Registrant

Carol A. Higgins		Clerk			Comptroller

Leon Okurowski		Vice President,	Vice President, Treasurer
				Treasurer and 		and Trustee
				Director

Willard L. Umphrey		Director		President, Chairman
							And Trustee

Frederick S. Marius		President		Executive Vice President
							And Clerk

The principal business address of each person listed above is Lincoln North, 55 Old Bedford
Road, Lincoln, Massachusetts
01773.

(c)	Not applicable.

Item 28.  Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under include:

 Registrant's investment advisers:

		Quantitative Investment
		Advisors, Inc.
		55 Old Bedford Road
		Lincoln, MA  01773

		SSgA Funds Management, Inc.
		225 Franklin Street, 3rd Floor
		Boston, MA  02110

		Independence Investments LLC
		53 State Street, 38th Floor
		Boston, MA  02109

		Columbia Partners, LLC,
		Investment Management
		1775 Pennsylvania Avenue,
		N.W., 10th Floor
		Washington, D.C.  20006

		Polaris Capital Management,
		Inc
		125 Summer Street
		Boston, MA  02110

Registrant's custodian:

		State Street  Kansas City
		801 Pennsylvania Avenue
		Kansas City, MO  64105

Registrant's transfer agent:

Quantitative Institutional Services, a
division of Quantitative Investment Advisors,
Inc.
		55 Old Bedford Road
		Lincoln, MA  01773

Item 29.  Management Services

	   Not applicable.

Item 30.  Undertakings

	   Not applicable.

Pursuant to the requirements of the Securities
Act of 1933 and the Investment Company Act of
1940, the Company certifies
that it meets all the requirements for
effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the town of Lincoln, County of Middlesex, and Commonwealth of Massachusetts, on the 31st day
 of July, 2002.

Attest:		Quantitative Group of Funds
d/b/a Quant Funds

/s/  Kristina I. Eisnor		/s/  Frederick
 S. Marius
Kristina I. Eisnor, Assistant Clerk
Frederick S. Marius, Executive Vice President


Pursuant to the requirements of the Securities
 Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert M. Armstrong		July 31, 2002
Trustee					Date

/s/ John M. Bulbrook		July 31, 2002
Trustee					Date

/s/ Edward A. Burrows		July 31, 2002
Trustee					Date

/s/ Joseph J. Caruso		July 31, 2002
Trustee					Date

/s/ Leon Okurowski		July 31, 2002
Trustee					Date

/s/ Willard L. Umphrey		July 31, 2002
Trustee					Date

/s/ David A. Umstead		July 31, 2002
Trustee					Date

By: /s/ Frederick S. Marius	July 31, 2002
       Frederick S. Marius		Date
      Attorney in Fact